American Century Investments®
Quarterly Portfolio Holdings
Avantis™ Emerging Markets Equity ETF (AVEM)
May 31, 2020

Avantis Emerging Markets Equity ETF - Schedule of Investments
MAY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Brazil — 6.1%
AES Tiete Energia SA	29,900	76,931
Aliansce Sonae Shopping Centers SA(1)	1,200	5,741
Alliar Medicos A Frente SA	300	572
Alpargatas SA, Preference Shares	3,700	17,390
Alupar Investimento SA	9,800	45,471
Ambev SA, ADR	88,976	205,535
Arezzo Industria e Comercio SA	5,100	40,369
Atacadao SA	13,500	45,967
Azul SA, ADR(1)	1,997	15,936
B2W Cia Digital(1)	3,400	57,693
B3 SA - Brasil Bolsa Balcao	23,900	204,276
Banco ABC Brasil SA, Preference Shares	8,800	23,087
Banco Bradesco SA	13,860	45,635
Banco Bradesco SA, ADR	95,957	332,011
Banco BTG Pactual SA	14,300	129,218
Banco do Brasil SA, ADR	38,903	221,164
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	14,500	34,455
Banco Inter SA, Preference Shares	300	646
Banco Santander Brasil SA, ADR	9,237	43,414
BB Seguridade Participacoes SA	21,200	101,227
BK Brasil Operacao e Assessoria a Restaurantes SA	300	645
BR Malls Participacoes SA	64,100	118,559
BR Properties SA	31,200	49,522
BrasilAgro - Co. Brasileira de Propriedades Agricolas	1,500	5,602
Braskem SA, ADR	6,725	69,402
BRF SA, ADR(1)	18,945	81,085
Camil Alimentos SA	17,100	32,557
CCR SA	82,100	226,932
Centrais Eletricas Brasileiras SA, ADR	5,846	31,335
Centrais Eletricas Brasileiras SA, Class B Preference Shares	3,000	17,287
Cia Brasileira de Distribuicao, ADR	3,739	43,410
Cia de Locacao das Americas	35,900	97,549
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	16,547	165,966
Cia de Saneamento de Minas Gerais-COPASA	2,200	23,747
Cia de Saneamento do Parana	4,200	21,723
Cia de Saneamento do Parana, Preference Shares	38,700	38,872
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	9,100	35,300
Cia Energetica de Minas Gerais, ADR	15,695	31,233
Cia Energetica de Sao Paulo, Class B Preference Shares	17,100	91,872
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	2,900	10,999
Cia Hering	3,000	7,556
Cia Paranaense de Energia, ADR	7,517	89,527
Cia Siderurgica Nacional SA, ADR	58,960	111,434
Cielo SA	71,200	55,372
Cogna Educacao	6,100	5,910
Construtora Tenda SA	3,500	16,063
Cosan Logistica SA(1)	15,600	54,024
Cosan SA(1)	4,300	51,732

CVC Brasil Operadora e Agencia de Viagens SA	1,100	2,939
Cyrela Brazil Realty SA Empreendimentos e Participacoes	20,000	63,152
Direcional Engenharia SA	5,900	10,581
Duratex SA	38,500	77,919
EcoRodovias Infraestrutura e Logistica SA(1)	21,700	52,783
EDP - Energias do Brasil SA	23,400	77,747
Embraer SA, ADR(1)	18,914	103,838
Enauta Participacoes SA	5,600	10,735
Energisa SA	3,000	26,417
Eneva SA(1)	9,400	67,237
Engie Brasil Energia SA	15,000	118,903
Equatorial Energia SA(1)	36,400	136,219
Even Construtora e Incorporadora SA	6,100	7,990
Ez Tec Empreendimentos e Participacoes SA	3,900	23,643
Fleury SA	9,700	42,808
Fras-Le SA	6,200	5,217
Gerdau SA, ADR	114,034	285,085
Gol Linhas Aereas Inteligentes SA, ADR	1,217	5,355
Grendene SA	6,800	9,328
Grupo SBF SA(1)	7,300	38,290
Guararapes Confeccoes SA	12,600	31,852
Hapvida Participacoes e Investimentos SA	4,200	43,501
Helbor Empreendimentos SA(1)	25,200	8,595
Hypera SA	6,800	41,567
Iguatemi Empresa de Shopping Centers SA	1,300	7,949
Instituto Hermes Pardini SA	1,300	4,573
Iochpe Maxion SA	18,600	48,624
IRB Brasil Resseguros S/A	71,500	108,262
Itau Unibanco Holding SA, ADR	74,991	318,712
JBS SA	49,800	204,844
Jereissati Participacoes SA(1)	900	3,732
JHSF Participacoes SA	37,900	32,173
JSL SA	4,500	16,680
Klabin SA	94,800	347,486
Light SA(1)	21,900	56,799
Localiza Rent a Car SA	38,230	272,237
LOG Commercial Properties e Participacoes SA	4,100	17,794
Log-in Logistica Intermodal SA(1)	400	1,048
Lojas Americanas SA, Preference Shares	44,463	234,801
Lojas Renner SA	38,800	280,077
M Dias Branco SA	1,500	10,254
Magazine Luiza SA	26,100	316,450
Mahle-Metal Leve SA	3,500	11,596
Marcopolo SA, Preference Shares	96,800	48,615
Marfrig Global Foods SA(1)	44,800	110,399
Marisa Lojas SA(1)	15,881	21,755
Metalurgica Gerdau SA, Preference Shares	10,700	12,372
Mills Estruturas e Servicos de Engenharia SA(1)	5,200	5,262
Minerva SA(1)	4,500	11,089
Movida Participacoes SA	22,400	47,434
MRV Engenharia e Participacoes SA	22,800	64,816
Multiplan Empreendimentos Imobiliarios SA	3,000	11,575
Natura & Co. Holding SA	31,500	216,757
Notre Dame Intermedica Participacoes SA	6,588	77,148

Odontoprev SA	11,600	29,455
Omega Geracao SA(1)	5,500	32,971
Petro Rio SA(1)	10,800	60,676
Petrobras Distribuidora SA	32,700	133,648
Petroleo Brasileiro SA, ADR	52,571	401,117
Petroleo Brasileiro SA, ADR Preference Shares	63,303	477,305
Porto Seguro SA	7,600	66,154
Qualicorp Consultoria e Corretora de Seguros SA	21,900	98,372
Raia Drogasil SA	5,400	111,576
Randon SA Implementos e Participacoes, Preference Shares	18,200	30,116
Rumo SA(1)	34,200	143,945
Santos Brasil Participacoes SA	3,000	2,389
Sao Martinho SA	21,400	78,160
Ser Educacional SA	2,800	7,697
SLC Agricola SA	11,200	52,953
Smiles Fidelidade SA	4,400	10,051
Sul America SA	36,200	303,233
Suzano SA, ADR(1)	28,776	203,734
Tegma Gestao Logistica SA	2,200	7,833
Telefonica Brasil SA, ADR	8,861	77,711
Tim Participacoes SA, ADR	10,567	131,031
TOTVS SA	16,200	61,080
Transmissora Alianca de Energia Eletrica SA	24,400	131,458
Trisul SA	3,000	4,447
Tupy SA(1)	6,500	18,710
Ultrapar Participacoes SA, ADR	39,490	125,578
Unipar Carbocloro SA, Preference Shares	3,700	16,003
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	38,000	43,510
Vale SA, ADR	80,636	787,007
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	6,500	13,289
Via Varejo SA(1)	9,200	21,361
Vulcabras Azaleia SA(1)	700	568
WEG SA	16,600	129,128
Wiz Solucoes e Corretagem de Seguros SA	3,000	5,268
YDUQS Participacoes SA	15,000	80,112
		11,342,613
Chile — 0.7%
AES Gener SA	269,638	37,057
Aguas Andinas SA, A Shares	185,179	55,318
Banco de Chile	781,764	63,975
Banco de Credito e Inversiones SA	1,302	43,107
Banco Santander Chile, ADR	3,954	62,355
Besalco SA	44,236	18,791
CAP SA(1)	7,006	45,735
Cencosud SA	32,850	37,964
Cia Cervecerias Unidas SA, ADR	4,399	61,630
Cia Sud Americana de Vapores SA(1)	507,280	12,213
Colbun SA	405,145	60,240
Embotelladora Andina SA, Class B Preference Shares	25,842	60,698
Empresa Nacional de Telecomunicaciones SA	7,414	44,369
Empresas CMPC SA	48,652	98,173
Empresas COPEC SA	7,149	43,587
Enel Americas SA, ADR	31,366	232,736
Enel Chile SA	1,081,963	78,538

Engie Energia Chile SA	49,870	59,191
Falabella SA	12,198	28,651
Forus SA	4,221	4,535
Grupo Security SA	164,860	30,484
Inversiones Aguas Metropolitanas SA	44,574	36,198
Itau CorpBanca Chile SA	1,733,598	4,113
Latam Airlines Group SA, ADR(1)	7,805	8,742
Parque Arauco SA	19,492	33,485
Ripley Corp. SA	56,617	14,289
Salfacorp SA	15,871	6,742
SMU SA	11,262	1,900
Sociedad Quimica y Minera de Chile SA, ADR	2,293	55,880
Vina Concha y Toro SA	3,709	5,278
		1,345,974
China — 35.2%
21Vianet Group, Inc., ADR(1)	5,178	75,599
360 Finance, Inc., ADR(1)	5,998	60,280
361 Degrees International Ltd.	40,000	5,295
3SBio, Inc.(1)	15,000	17,917
51job, Inc., ADR(1)	1,348	86,933
58.com, Inc., ADR(1)	337	16,179
A-Living Services Co. Ltd., H Shares	8,000	43,092
AAC Technologies Holdings, Inc.	67,000	346,360
Agile Group Holdings Ltd.	62,000	64,286
Agricultural Bank of China Ltd., H Shares	1,031,000	419,013
Air China Ltd., H Shares	30,000	18,050
Ajisen China Holdings Ltd.	30,000	4,775
AK Medical Holdings Ltd.	16,000	49,057
Alibaba Group Holding Ltd., ADR(1)	23,497	4,873,043
Alibaba Health Information Technology Ltd.(1)	48,000	113,178
Alibaba Pictures Group Ltd.(1)	170,000	20,675
Aluminum Corp. of China Ltd., H Shares(1)	96,000	17,789
Angang Steel Co. Ltd., H Shares	32,000	7,751
Anhui Conch Cement Co. Ltd., H Shares	53,000	399,625
Anhui Expressway Co. Ltd., H Shares	72,000	32,647
ANTA Sports Products Ltd.	54,000	484,694
Anton Oilfield Services Group(1)	122,000	6,562
Aoyuan Healthy Life Group Co. Ltd.(1)	48,000	53,644
Ascletis Pharma, Inc.(1)	13,000	4,812
Asia Cement China Holdings Corp.	39,000	44,650
Atlas Corp.	7,918	56,139
Autohome, Inc., ADR	1,997	153,629
AVIC International Holding HK Ltd.(1)	308,000	5,204
AviChina Industry & Technology Co. Ltd., H Shares	107,000	48,989
BAIC Motor Corp. Ltd., H Shares	121,000	48,855
Baidu, Inc., ADR(1)	9,501	1,012,332
BAIOO Family Interactive Ltd.	46,000	4,938
Bank of China Ltd., H Shares	2,841,000	1,043,466
Bank of Chongqing Co. Ltd., H Shares	78,500	38,697
Bank of Communications Co. Ltd., H Shares	96,000	58,636
BBMG Corp., H Shares	179,000	37,328
Beijing Capital International Airport Co. Ltd., H Shares	136,000	84,899
Beijing Capital Land Ltd., H Shares	135,000	24,289
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	11,500	73,729

Beijing Enterprises Clean Energy Group Ltd.(1)	740,000	2,679
Beijing Enterprises Holdings Ltd.	19,000	63,286
Beijing Enterprises Water Group Ltd.(1)	130,000	49,273
Beijing Gas Blue Sky Holdings Ltd.(1)	88,000	1,003
Beijing North Star Co. Ltd., H Shares	4,000	978
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	31,000	37,239
Best Food Holding Co. Ltd.(1)	8,000	929
Best Pacific International Holdings Ltd.	4,000	619
Bestway Global Holding, Inc.	8,000	1,381
Bilibili, Inc., ADR(1)	1,025	33,241
Binjiang Service Group Co. Ltd.	24,500	39,103
BOC Aviation Ltd.	18,300	101,214
Bosideng International Holdings Ltd.	122,000	31,481
Bright Scholar Education Holdings Ltd., ADR	1,847	13,502
Brilliance China Automotive Holdings Ltd.	88,000	77,350
BYD Co. Ltd., H Shares	4,000	22,673
BYD Electronic International Co. Ltd.	16,000	30,804
CA Cultural Technology Group Ltd.	30,000	9,603
Canadian Solar, Inc.(1)	8,057	151,472
Canvest Environmental Protection Group Co. Ltd.	102,000	42,812
CAR, Inc.(1)	118,000	27,479
Central China Real Estate Ltd.	116,000	57,798
CGN New Energy Holdings Co. Ltd.	226,000	44,980
CGN Power Co. Ltd., H Shares	638,000	146,641
Chaowei Power Holdings Ltd.	86,000	27,225
China Aerospace International Holdings Ltd.	48,000	2,451
China Aircraft Leasing Group Holdings Ltd.	5,000	3,955
China BlueChemical Ltd., H Shares	64,000	9,938
China Cinda Asset Management Co. Ltd., H Shares	720,000	133,337
China CITIC Bank Corp. Ltd., H Shares	410,000	178,810
China Coal Energy Co. Ltd., H Shares	102,000	24,633
China Communications Construction Co. Ltd., H Shares	142,000	90,974
China Communications Services Corp. Ltd., H Shares	350,000	232,764
China Conch Venture Holdings Ltd.	67,500	304,882
China Construction Bank Corp., H Shares	3,261,000	2,576,092
China Datang Corp. Renewable Power Co. Ltd., H Shares	97,000	8,151
China Dongxiang Group Co. Ltd.	369,000	29,091
China East Education Holdings Ltd.	55,500	109,455
China Eastern Airlines Corp. Ltd., H Shares(1)	68,000	23,108
China Education Group Holdings Ltd.	8,000	13,862
China Energy Development Holdings Ltd.(1)	246,000	5,615
China Everbright Bank Co. Ltd., H Shares	114,000	46,312
China Everbright Greentech Ltd.	32,000	11,260
China Everbright International Ltd.	262,000	135,589
China Everbright Ltd.	106,000	149,142
China Everbright Water Ltd.	25,900	3,678
China Evergrande Group	66,000	139,046
China First Capital Group Ltd.(1)	102,000	2,830
China Flavors & Fragrances Co. Ltd.(1)	6,000	820
China Foods Ltd.	102,000	34,410
China Galaxy Securities Co. Ltd., H Shares	225,000	108,440
China Gas Holdings Ltd.	21,800	76,687
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A	112,000	77,275
China Harmony New Energy Auto Holding Ltd.	155,500	74,638

China High Speed Transmission Equipment Group Co. Ltd.	53,000	28,761
China Hongqiao Group Ltd.	39,000	17,208
China Huarong Asset Management Co. Ltd., H Shares	646,000	66,074
China Index Holdings Ltd., ADR(1)	1,029	1,214
China International Capital Corp. Ltd., H Shares(1)	144,400	234,679
China Jinmao Holdings Group Ltd.	712,000	494,836
China Lesso Group Holdings Ltd.	168,000	204,515
China Life Insurance Co. Ltd., ADR	33,490	317,150
China Lilang Ltd.	46,000	24,563
China Literature Ltd.(1)	11,000	62,668
China Logistics Property Holdings Co. Ltd.(1)	25,000	9,355
China Longyuan Power Group Corp. Ltd., H Shares	383,000	187,788
China Maple Leaf Educational Systems Ltd.	176,000	46,272
China Medical System Holdings Ltd.	134,000	153,525
China Meidong Auto Holdings Ltd.	54,000	124,522
China Mengniu Dairy Co. Ltd.(1)	235,000	845,278
China Merchants Bank Co. Ltd., H Shares	189,000	889,422
China Merchants Land Ltd.	60,000	8,539
China Merchants Port Holdings Co. Ltd.	76,000	93,120
China Minsheng Banking Corp. Ltd., H Shares	424,000	296,416
China Mobile Ltd., ADR	48,181	1,694,044
China Modern Dairy Holdings Ltd.(1)	63,000	7,036
China Molybdenum Co. Ltd., H Shares	69,000	21,294
China National Building Material Co. Ltd., H Shares	536,000	605,027
China New Higher Education Group Ltd.	106,000	61,166
China Oil & Gas Group Ltd.(1)	280,000	8,286
China Oilfield Services Ltd., H Shares	72,000	62,978
China Oriental Group Co. Ltd.	134,000	36,968
China Overseas Grand Oceans Group Ltd.	115,000	61,450
China Overseas Land & Investment Ltd.	158,000	485,230
China Overseas Property Holdings Ltd.	5,000	5,690
China Pacific Insurance Group Co. Ltd., H Shares	84,200	233,671
China Petroleum & Chemical Corp., ADR	6,476	307,804
China Pioneer Pharma Holdings Ltd.	122,000	19,397
China Power International Development Ltd.	561,000	123,335
China Railway Construction Corp. Ltd., H Shares	93,000	83,410
China Railway Group Ltd., H Shares	86,000	47,089
China Railway Signal & Communication Corp. Ltd., H Shares	30,000	13,262
China Reinsurance Group Corp., H Shares	61,000	6,388
China Resources Beer Holdings Co. Ltd.	48,000	255,490
China Resources Cement Holdings Ltd.	154,000	194,527
China Resources Gas Group Ltd.	24,000	131,385
China Resources Land Ltd.	192,000	764,231
China Resources Medical Holdings Co. Ltd.	52,000	23,536
China Resources Pharmaceutical Group Ltd.	30,500	16,640
China Resources Power Holdings Co. Ltd.	204,000	237,099
China Sanjiang Fine Chemicals Co. Ltd.	30,000	5,837
China SCE Group Holdings Ltd.	223,000	92,345
China Shengmu Organic Milk Ltd.(1)	59,000	1,541
China Shenhua Energy Co. Ltd., H Shares	48,000	88,243
China Shineway Pharmaceutical Group Ltd.	38,000	24,074
China South City Holdings Ltd.	466,000	42,801
China Southern Airlines Co. Ltd., H Shares	116,000	47,725
China State Construction International Holdings Ltd.	154,000	95,400
China Suntien Green Energy Corp. Ltd., H Shares	72,000	15,845

China Taiping Insurance Holdings Co. Ltd.	81,800	121,973
China Telecom Corp. Ltd., ADR	7,281	231,245
China Tobacco International HK Co. Ltd.(1)	14,000	26,868
China Tower Corp. Ltd., H Shares	2,238,000	452,567
China Traditional Chinese Medicine Holdings Co. Ltd.	158,000	67,198
China Travel International Investment Hong Kong Ltd.	276,000	34,671
China Unicom (Hong Kong) Ltd., ADR	17,774	99,890
China Vanke Co. Ltd., H Shares	67,600	221,421
China Vast Industrial Urban Development Co. Ltd.	5,000	2,006
China Water Affairs Group Ltd.	48,000	32,076
China Wood Optimization Holding Ltd.(1)	8,000	1,877
China XLX Fertiliser Ltd.	30,000	7,231
China Yongda Automobiles Services Holdings Ltd.	120,000	125,334
China Yuchai International Ltd.	1,217	15,042
China Yuhua Education Corp. Ltd.	156,000	153,198
China ZhengTong Auto Services Holdings Ltd.	31,500	4,000
China Zhongwang Holdings Ltd.	49,200	9,287
Chinasoft International Ltd.(1)	34,000	17,028
Chongqing Rural Commercial Bank Co. Ltd., H Shares	130,000	49,933
CIFI Holdings Group Co. Ltd.	86,000	62,163
CIMC Enric Holdings Ltd.	6,000	2,490
CITIC Ltd.	273,000	261,681
CITIC Resources Holdings Ltd.	118,000	3,660
CITIC Securities Co. Ltd., H Shares	62,500	112,687
CNOOC Ltd., ADR	10,091	1,151,585
COFCO Meat Holdings Ltd.(1)	17,000	4,443
Colour Life Services Group Co. Ltd.(1)	2,000	901
Concord New Energy Group Ltd.	290,000	10,703
Consun Pharmaceutical Group Ltd.	68,000	29,103
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	22,000	10,918
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	183,000	46,428
COSCO SHIPPING International Hong Kong Co. Ltd.	86,000	24,991
COSCO SHIPPING Ports Ltd.	92,000	46,030
Country Garden Holdings Co. Ltd.	421,000	525,658
Country Garden Services Holdings Co. Ltd.	94,000	442,338
CPMC Holdings Ltd.	50,000	18,872
CRRC Corp. Ltd., H Shares	158,000	74,071
CSPC Pharmaceutical Group Ltd.	318,000	628,371
DaFa Properties Group Ltd.	11,000	5,963
Dali Foods Group Co. Ltd.	214,000	136,056
Daqo New Energy Corp., ADR(1)	1,837	93,999
Datang International Power Generation Co. Ltd., H Shares	182,000	24,457
Dawnrays Pharmaceutical Holdings Ltd.	55,000	6,639
Dexin China Holdings Co. Ltd.(1)	30,000	11,661
Differ Group Holding Co. Ltd.(1)	40,000	2,195
Digital China Holdings Ltd.	20,000	10,762
Dongfeng Motor Group Co. Ltd., Class H	112,000	70,878
Dongyue Group Ltd.	161,000	64,487
DouYu International Holdings Ltd., ADR(1)	1,684	15,156
ENN Energy Holdings Ltd.	33,900	397,614
Essex Bio-technology Ltd.	25,000	15,543
Ever Sunshine Lifestyle Services Group Ltd.	70,000	110,615
Fanhua, Inc., ADR	3,073	57,742
Fantasia Holdings Group Co. Ltd.(1)	190,500	33,090

Far East Horizon Ltd.	147,000	130,314
FinVolution Group, ADR	5,621	8,544
Fosun International Ltd.	184,500	238,939
Fountain SET Holdings Ltd.	38,000	5,058
Fu Shou Yuan International Group Ltd.	66,000	61,627
Fufeng Group Ltd.(1)	63,000	19,874
Fullshare Holdings Ltd.(1)	135,000	2,146
Fuyao Glass Industry Group Co. Ltd., H Shares	5,200	11,450
GCL New Energy Holdings Ltd.(1)	184,000	2,191
GCL-Poly Energy Holdings Ltd.(1)	1,154,000	33,432
GDS Holdings Ltd., ADR(1)	6,148	350,436
Geely Automobile Holdings Ltd.	351,000	485,474
Gemdale Properties & Investment Corp. Ltd.	828,000	123,326
Genertec Universal Medical Group Co. Ltd.	73,500	40,864
Genscript Biotech Corp.(1)	98,000	215,781
GF Securities Co. Ltd., H Shares	65,400	66,815
Global Bio-Chem Technology Group Co. Ltd.(1)	40,000	724
Global Cord Blood Corp.(1)	3,739	9,572
Glorious Property Holdings Ltd.(1)	185,000	3,694
Glory Sun Financial Group Ltd.	324,000	11,506
Golden Meditech Holdings Ltd.(1)	28,000	2,063
Grand Baoxin Auto Group Ltd.(1)	30,500	3,393
Great Wall Motor Co. Ltd., H Shares	128,000	81,317
Greater China Financial Holdings Ltd.(1)	96,000	2,465
Greatview Aseptic Packaging Co. Ltd.	24,000	8,868
Greenland Hong Kong Holdings Ltd.	136,000	44,395
Greentown Service Group Co. Ltd.	132,000	176,656
Guangdong Investment Ltd.	76,000	150,130
Guangzhou Automobile Group Co. Ltd., H Shares	136,000	112,258
Guangzhou R&F Properties Co. Ltd., H Shares	75,200	93,310
Guorui Properties Ltd.	65,000	9,417
Guotai Junan Securities Co. Ltd., H Shares	23,200	30,554
Haichang Ocean Park Holdings Ltd.(1)	61,000	4,205
Haidilao International Holding Ltd.	1,000	4,854
Haier Electronics Group Co. Ltd.	59,000	164,914
Hainan Meilan International Airport Co. Ltd., H Shares(1)	20,000	23,792
Haitian International Holdings Ltd.	54,000	114,312
Haitong Securities Co. Ltd., H Shares	150,400	114,202
Hansoh Pharmaceutical Group Co. Ltd.(1)	28,000	122,024
Harbin Electric Co. Ltd., H Shares(1)	14,000	3,642
HC Group, Inc.(1)	7,500	1,164
Hebei Construction Group Corp. Ltd., H Shares	47,500	41,669
Hengan International Group Co. Ltd.	54,000	443,593
Hi Sun Technology China Ltd.(1)	120,000	11,817
Hisense Home Appliances Group Co. Ltd., H Shares	4,000	4,894
HKC Holdings Ltd.	8,000	5,018
Hollysys Automation Technologies Ltd.	5,423	67,733
Homeland Interactive Technology Ltd.	52,000	22,033
Hong Kong Finance Investment Holding Group Ltd.(1)	198,000	18,903
Honghua Group Ltd.(1)	154,000	3,904
Honworld Group Ltd.	7,500	2,069
Hopson Development Holdings Ltd.	64,000	68,793
Hua Hong Semiconductor Ltd.(1)	42,000	78,616
Huabao International Holdings Ltd.	18,000	6,298

Huadian Power International Corp. Ltd., H Shares	132,000	40,594
Huami Corp., ADR(1)	3,420	32,148
Huaneng Power International, Inc., H Shares	202,000	75,253
Huatai Securities Co. Ltd., H Shares	6,800	10,684
Huaxi Holdings Co. Ltd.	14,000	3,181
Huazhong In-Vehicle Holdings Co. Ltd.	14,000	1,229
Huazhu Group Ltd., ADR	9,666	326,904
Huifu Payment Ltd.(1)	79,600	18,427
HUYA, Inc., ADR(1)	3,723	57,781
IGG, Inc.	134,000	81,403
IMAX China Holding, Inc.	19,900	26,200
Industrial & Commercial Bank of China Ltd., H Shares	2,152,000	1,396,239
Inke Ltd.(1)	18,000	2,478
Inspur International Ltd.	22,000	6,520
International Alliance Financial Leasing Co. Ltd.(1)	30,000	4,498
iQIYI, Inc., ADR(1)	806	13,372
IVD Medical Holding Ltd.(1)	14,000	5,635
JD.com, Inc., ADR(1)	38,044	2,066,931
JH Educational Technology Inc.(1)	52,000	11,424
Jiangsu Expressway Co. Ltd., H Shares	68,000	80,282
Jiangxi Copper Co. Ltd., H Shares	38,000	34,957
Jiayuan International Group Ltd.	16,000	6,380
Jinchuan Group International Resources Co. Ltd.	92,000	6,662
Jingrui Holdings Ltd.	30,000	7,437
JinkoSolar Holding Co. Ltd., ADR(1)	4,673	73,880
JNBY Design Ltd.	6,500	5,585
JOYY, Inc., ADR(1)	3,112	189,988
Kaisa Group Holdings Ltd.	333,000	122,282
Kandi Technologies Group, Inc.(1)	1,928	5,958
Kasen International Holdings Ltd.(1)	30,000	3,153
Kingboard Holdings Ltd.	63,500	153,939
Kingboard Laminates Holdings Ltd.	127,000	111,425
Kingdee International Software Group Co. Ltd.(1)	84,000	148,159
Kingsoft Corp. Ltd.	17,000	55,454
Kunlun Energy Co. Ltd.	116,000	71,396
KWG Group Holdings Ltd.(1)	200,500	282,094
Lee & Man Paper Manufacturing Ltd.	50,000	27,122
Lee's Pharmaceutical Holdings Ltd.	47,000	23,055
Lenovo Group Ltd.	546,000	297,607
LexinFintech Holdings Ltd., ADR(1)	6,502	52,991
Li Ning Co. Ltd.	197,000	664,669
Lifestyle China Group Ltd.(1)	12,500	2,560
Logan Property Holdings Co. Ltd.	70,000	104,673
Longfor Group Holdings Ltd.	19,000	86,865
Lonking Holdings Ltd.	252,000	85,098
Luye Pharma Group Ltd.	72,000	36,083
Maanshan Iron & Steel Co. Ltd., H Shares	60,000	17,243
Maoye International Holdings Ltd.	77,000	3,338
Meitu, Inc.(1)	135,500	25,389
Meituan Dianping, Class B(1)	6,400	121,876
Metallurgical Corp. of China Ltd., H Shares	196,000	30,398
Midea Real Estate Holding Ltd.	6,000	14,123
Minsheng Education Group Co. Ltd.(1)	118,000	19,241
MMG Ltd.(1)	240,000	41,724

Modern Land China Co. Ltd.	104,000	13,825
Momo, Inc., ADR	8,762	169,983
Mulsanne Group Holding Ltd.(1)	28,500	31,994
Nam Tai Property, Inc.(1)	3,173	18,626
NetDragon Websoft Holdings Ltd.	29,500	73,637
NetEase, Inc., ADR	1,487	569,372
New China Life Insurance Co. Ltd., H Shares	36,900	115,288
New Oriental Education & Technology Group, Inc., ADR(1)	3,274	392,749
Nexteer Automotive Group Ltd.	56,000	30,567
Nine Dragons Paper Holdings Ltd.	136,000	119,180
NIO, Inc., ADR(1)	15,230	60,615
Niu Technologies, ADR(1)	36	383
Noah Holdings Ltd., ADR(1)	2,076	55,076
OneSmart International Education Group Ltd., ADR(1)	3,624	13,336
Oshidori International Holdings Ltd.	108,000	10,609
Pacific Online Ltd.	37,000	5,718
Panda Green Energy Group Ltd.(1)	70,000	1,231
PAX Global Technology Ltd.	97,000	37,622
People's Insurance Co. Group of China Ltd. (The), H Shares	61,000	18,403
Perennial Energy Holdings Ltd.(1)	55,000	20,992
PetroChina Co. Ltd., ADR	7,112	247,498
PICC Property & Casualty Co. Ltd., H Shares	216,000	188,825
Pinduoduo, Inc., ADR(1)	1,181	78,973
Ping An Healthcare and Technology Co. Ltd.(1)	32,400	428,810
Ping An Insurance Group Co. of China Ltd., ADR	96,999	1,918,640
Poly Property Group Co. Ltd.	207,000	66,248
Postal Savings Bank of China Co. Ltd., H Shares	129,000	82,492
Pou Sheng International Holdings Ltd.	61,000	11,820
Powerlong Real Estate Holdings Ltd.	99,000	55,216
Prinx Chengshan Cayman Holding Ltd.	12,500	11,291
PW Medtech Group Ltd.(1)	29,000	4,593
Qeeka Home Cayman, Inc.(1)	6,000	1,879
Qingling Motors Co. Ltd., H Shares	32,000	6,737
Qudian, Inc., ADR(1)	9,864	14,796
Rare Earth Magnesium Technology Group Holdings Ltd.	30,000	849
Redsun Properties Group Ltd.	80,000	28,012
RISE Education Cayman Ltd., ADR(1)	482	1,451
Road King Infrastructure Ltd.	27,000	35,163
Ronshine China Holdings Ltd.(1)	54,000	48,430
Sany Heavy Equipment International Holdings Co. Ltd.	3,000	1,462
Scholar Education Group	17,000	34,212
Seazen Group Ltd.(1)	6,000	5,579
Semiconductor Manufacturing International Corp.(1)	171,500	374,598
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	72,000	126,576
Shanghai Electric Group Co. Ltd., H Shares	60,000	16,659
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	7,000	22,296
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., H Shares	40,000	25,774
Shanghai Industrial Holdings Ltd.	38,000	59,289
Shanghai Industrial Urban Development Group Ltd.	62,000	5,700
Shanghai Jin Jiang Capital Co. Ltd., H Shares	10,000	1,838
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	40,900	64,793
Sheng Ye Capital Ltd.	22,000	19,314
Shenzhen Expressway Co. Ltd., H Shares	52,000	52,753
Shenzhen International Holdings Ltd.	95,500	159,658

Shenzhen Investment Ltd.	256,000	79,190
Shenzhou International Group Holdings Ltd.	30,500	366,607
Shimao Property Holdings Ltd.	78,000	325,870
Shirble Department Store Holdings China Ltd.	20,000	2,275
Shougang Concord International Enterprises Co. Ltd.	146,800	24,566
Shougang Fushan Resources Group Ltd.	208,000	38,428
Shui On Land Ltd.	407,000	67,386
Sihuan Pharmaceutical Holdings Group Ltd.	379,000	37,286
Silver Grant International Holdings Group Ltd.(1)	40,000	5,165
Sina Corp.(1)	2,840	88,920
Sino Biopharmaceutical Ltd.	144,000	227,692
Sino-Ocean Group Holding Ltd.	300,000	69,562
Sinofert Holdings Ltd.(1)	288,000	23,822
Sinolink Worldwide Holdings Ltd.(1)	46,000	2,008
Sinopec Engineering Group Co. Ltd., H Shares	95,500	40,102
Sinopec Kantons Holdings Ltd.	90,000	32,018
Sinopec Shanghai Petrochemical Co. Ltd., ADR	551	13,681
Sinopharm Group Co. Ltd., H Shares	12,000	29,637
Sinotrans Ltd., H Shares	67,000	13,884
Sinotruk Hong Kong Ltd.	78,500	191,519
Skyfame Realty Holdings Ltd.	158,000	20,798
Skyworth Group Ltd.	156,000	40,526
SOHO China Ltd.(1)	241,000	81,893
Sohu.com Ltd., ADR(1)	1,452	9,728
SSY Group Ltd.	162,000	99,661
Sun Art Retail Group Ltd.	188,500	289,221
Sun King Power Electronics Group	76,000	11,789
Sunac China Holdings Ltd.	87,000	366,839
Sunny Optical Technology Group Co. Ltd.	34,200	457,013
TAL Education Group, ADR(1)	7,803	440,557
TCL Electronics Holdings Ltd.	30,000	12,744
Tencent Holdings Ltd.	111,400	5,937,780
Tencent Music Entertainment Group, ADR(1)	1,217	15,724
Texhong Textile Group Ltd.	23,000	15,912
Tian Ge Interactive Holdings Ltd.(1)	9,000	1,092
Tiangong International Co. Ltd.	28,000	7,989
Tianjin Development Holdings Ltd.	6,000	1,016
Tianjin Port Development Holdings Ltd.	60,000	3,688
Tianli Education International Holdings Ltd.(1)	82,000	52,280
Tianneng Power International Ltd.	98,000	99,338
Tibet Water Resources Ltd.(1)	19,000	789
Times China Holdings Ltd.	75,000	110,584
Times Neighborhood Holdings Ltd.	56,538	66,055
Tingyi Cayman Islands Holding Corp.	240,000	413,171
Tong Ren Tang Technologies Co. Ltd., H Shares	61,000	45,733
Tongda Group Holdings Ltd.	630,000	34,755
Topsports International Holdings Ltd.	76,000	108,380
TravelSky Technology Ltd., H Shares	9,000	18,215
Trigiant Group Ltd.	28,000	3,950
Trip.com Group Ltd., ADR(1)	6,155	163,538
Truly International Holdings Ltd.(1)	60,000	5,593
Tsaker Chemical Group Ltd.	15,000	2,216
Tsingtao Brewery Co. Ltd., H Shares	36,000	250,169
Uni-President China Holdings Ltd.	136,000	141,679

Vinda International Holdings Ltd.	47,000	143,057
Vipshop Holdings Ltd., ADR(1)	53,369	925,418
Want Want China Holdings Ltd.	433,000	313,646
Wasion Holdings Ltd.	22,000	7,110
Weibo Corp., ADR(1)	2,382	73,294
Weichai Power Co. Ltd., H Shares	189,000	329,871
Weimob, Inc.(1)	32,000	31,677
West China Cement Ltd.	322,000	60,074
Wharf Holdings Ltd. (The)	66,000	118,445
Wisdom Education International Holdings Co. Ltd.	16,000	5,880
Wison Engineering Services Co. Ltd.	19,000	1,890
WuXi AppTec Co. Ltd., H Shares	2,520	26,745
Wuxi Biologics Cayman, Inc.(1)	10,000	157,960
X Financial, ADR(1)	5,435	3,750
Xiaomi Corp., Class B(1)	287,200	447,978
Xingda International Holdings Ltd.	139,000	31,209
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	6,000	5,419
Xinyi Solar Holdings Ltd.	190,000	138,645
Xinyuan Real Estate Co. Ltd., ADR	4,104	10,178
XTEP International Holdings Ltd.	15,000	4,855
Yadea Group Holdings Ltd.	180,000	91,491
Yanzhou Coal Mining Co. Ltd., H Shares	60,000	45,988
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares	17,600	62,523
Yihai International Holding Ltd.(1)	25,000	224,301
Yintech Investment Holdings Ltd., ADR	804	4,583
Yiren Digital Ltd., ADR(1)	1,847	7,056
Yixin Group Ltd.(1)	148,000	31,788
Yongsheng Advanced Materials Co. Ltd.	10,000	2,632
YuanShengTai Dairy Farm Ltd.(1)	170,000	8,472
Yuexiu Property Co. Ltd.	460,000	82,788
Yuexiu Transport Infrastructure Ltd.	84,000	56,046
Yum China Holdings, Inc.	24,361	1,128,889
Yuzhou Properties Co. Ltd.	212,000	87,103
Zhaojin Mining Industry Co. Ltd., H Shares	16,000	19,488
Zhejiang Expressway Co. Ltd., H Shares	112,000	78,885
Zhenro Properties Group Ltd.	34,000	21,650
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	3,000	10,659
Zhongliang Holdings Group Co. Ltd.	79,000	55,739
Zhongsheng Group Holdings Ltd.	60,000	309,321
Zhou Hei Ya International Holdings Co. Ltd.	84,500	44,277
Zhuguang Holdings Group Co. Ltd.(1)	60,000	8,208
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	18,300	47,439
Zijin Mining Group Co. Ltd., H Shares	538,000	214,250
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	34,600	28,439
ZTE Corp., H Shares(1)	13,600	34,638
ZTO Express Cayman, Inc., ADR	10,982	358,233
		65,724,469
Colombia — 0.3%
Banco Davivienda SA, Preference Shares	8,251	54,196
Bancolombia SA	6,749	45,235
Bancolombia SA, ADR	4,210	108,871
Cementos Argos SA	18,987	17,816
Corp. Financiera Colombiana SA(1)	18,088	126,082
Ecopetrol SA, ADR	10,203	106,213

Empresa de Telecomunicaciones de Bogota(1)	18,600	957
Grupo Argos SA	35,212	82,130
Grupo Aval Acciones y Valores SA, Preference Shares	27,076	6,105
Interconexion Electrica SA ESP	15,347	80,644
		628,249
Czech Republic — 0.1%
CEZ AS(1)	5,680	111,691
Komercni banka AS(1)	2,318	49,721
Moneta Money Bank AS	33,833	75,041
		236,453
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR	53,422	206,240
Greece — 0.3%
Aegean Airlines SA	5,277	25,182
Alpha Bank AE(1)	55,240	34,303
Athens Water Supply & Sewage Co. SA	846	6,713
Ellaktor SA(1)	8,314	8,642
Eurobank Ergasias Services and Holdings SA(1)	76,130	32,358
Fourlis Holdings SA(1)	2,838	12,324
GEK Terna Holding Real Estate Construction SA(1)	6,077	40,148
Hellenic Petroleum SA	4,037	28,795
Hellenic Telecommunications Organization SA	4,517	63,666
JUMBO SA	1,050	19,088
Motor Oil Hellas Corinth Refineries SA	2,751	45,995
Mytilineos SA	3,897	30,954
National Bank of Greece SA(1)	33,543	45,377
Piraeus Bank SA(1)	32,353	51,240
Public Power Corp. SA(1)	3,369	12,725
Terna Energy SA(1)	4,744	53,069
Titan Cement International SA(1)	1,929	24,203
Viohalco SA(1)	2,750	7,266
		542,048
Hungary — 0.3%
Magyar Telekom Telecommunications plc(1)	65,878	82,978
MOL Hungarian Oil & Gas plc	25,135	159,072
OTP Bank Nyrt(1)	5,366	178,741
Richter Gedeon Nyrt	3,413	74,550
		495,341
India — 9.1%
Adani Enterprises Ltd.	6,517	12,848
Adani Ports & Special Economic Zone Ltd.	31,574	135,480
Adani Power Ltd.(1)	5,783	2,782
Adani Transmission Ltd.(1)	6,391	14,755
Aditya Birla Fashion and Retail Ltd.(1)	907	1,445
Ajanta Pharma Ltd.	1,683	34,070
Amara Raja Batteries Ltd.	1,358	11,038
Ambuja Cements Ltd.	45,962	116,499
Apollo Hospitals Enterprise Ltd.	4,066	72,770
Apollo Tyres Ltd.	11,846	15,276
Ashok Leyland Ltd.	19,353	10,853
Ashoka Buildcon Ltd.(1)	4,266	2,763
Asian Paints Ltd.	5,153	114,480
Aurobindo Pharma Ltd.	23,935	237,319
Avanti Feeds Ltd.	2,467	13,543
Avenue Supermarts Ltd.(1)	1,034	30,996

Axis Bank Ltd., GDR	17,502	439,100
Bajaj Auto Ltd.	4,287	153,828
Bajaj Consumer Care Ltd.(1)	4,501	7,890
Bajaj Finance Ltd.	5,044	129,728
Bajaj Finserv Ltd.	1,086	63,577
Balkrishna Industries Ltd.	5,826	83,136
Balrampur Chini Mills Ltd.	4,589	6,047
Bandhan Bank Ltd.	7,366	21,307
Bata India Ltd.	655	11,471
BEML Ltd.	1,894	14,465
Berger Paints India Ltd.	6,297	40,998
Bharat Forge Ltd.	10,427	45,044
Bharat Petroleum Corp. Ltd.	35,560	161,352
Bharti Airtel Ltd.(1)	52,274	382,831
Bharti Infratel Ltd.	18,672	56,969
Birlasoft Ltd.	15,817	15,610
Bliss Gvs Pharma Ltd.	2,161	2,681
Bombay Dyeing & Manufacturing Co. Ltd.	1,774	1,119
Bosch Ltd.	220	28,376
Britannia Industries Ltd.	1,418	63,474
Can Fin Homes Ltd.	3,056	11,144
Canara Bank(1)	28,501	31,734
Capri Global Capital Ltd.	2,655	5,089
CCL Products India Ltd.	7,908	22,171
Ceat Ltd.	1,298	13,918
Central Bank of India(1)	14,132	2,515
Central Depository Services India Ltd.	5,186	17,018
Century Textiles & Industries Ltd.	3,804	14,337
CESC Ltd.	614	4,488
Chambal Fertilizers and Chemicals Ltd.	2,640	4,523
Cipla Ltd.	10,718	91,963
City Union Bank Ltd.	27,003	48,473
Coal India Ltd.	87,363	163,460
Coforge Ltd.	1,543	29,753
Colgate-Palmolive India Ltd.	4,019	74,135
Container Corp. of India Ltd.	2,984	14,864
Crompton Greaves Consumer Electricals Ltd.	14,876	44,267
Dabur India Ltd.	10,224	63,126
Dalmia Bharat Ltd.	4,288	31,614
DCB Bank Ltd.(1)	22,172	18,191
Dilip Buildcon Ltd.	1,294	4,444
Dish TV India Ltd.(1)	19,610	1,103
Divi's Laboratories Ltd.	1,273	40,169
DLF Ltd.	49,663	98,644
Dr Lal PathLabs Ltd.	882	17,948
Dr Reddy's Laboratories Ltd., ADR	17,122	915,000
Edelweiss Financial Services Ltd.	60,790	36,974
Eicher Motors Ltd.	214	46,877
EID Parry India Ltd.(1)	3,123	8,070
EIH Ltd.	2,058	1,813
Engineers India Ltd.	7,024	5,911
Equitas Holdings Ltd.(1)	15,764	8,850
Eris Lifesciences Ltd.	2,408	15,961
Escorts Ltd.	1,990	23,908

Exide Industries Ltd.	23,050	49,613
FDC Ltd.	7,760	25,579
Federal Bank Ltd.	136,520	81,470
Fortis Healthcare Ltd.(1)	38,403	58,673
Future Lifestyle Fashions Ltd.	1,909	3,858
GAIL India Ltd.	56,471	68,836
Glenmark Pharmaceuticals Ltd.	18,624	87,142
GMR Infrastructure Ltd.(1)	9,481	2,370
Godrej Agrovet Ltd.	886	4,398
Godrej Consumer Products Ltd.	5,556	46,577
Godrej Properties Ltd.(1)	299	2,728
Granules India Ltd.	26,149	59,037
Graphite India Ltd.	6,301	15,259
Grasim Industries Ltd.	9,513	73,995
Greaves Cotton Ltd.(1)	5,536	5,044
Greenply Industries Ltd.	1,304	1,393
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	2,679	4,647
Gujarat Pipavav Port Ltd.	14,646	11,789
Gujarat State Fertilizers & Chemicals Ltd.	2,735	1,487
Gujarat State Petronet Ltd.	15,358	40,113
Havells India Ltd.	5,168	33,953
HCL Technologies Ltd.	2,067	15,057
HDFC Asset Management Co. Ltd.	2,411	80,198
HDFC Life Insurance Co. Ltd.(1)	4,266	29,440
HEG Ltd.	1,525	15,388
HeidelbergCement India Ltd.	4,117	8,882
Hero MotoCorp Ltd.	8,119	253,758
Hexaware Technologies Ltd.	15,218	51,108
HFCL Ltd.	20,814	2,628
Hikal Ltd.	1,154	1,772
Himadri Speciality Chemical Ltd.	3,361	1,949
Hindalco Industries Ltd.	69,193	127,809
Hindustan Copper Ltd.	17,442	5,994
Hindustan Petroleum Corp. Ltd.	21,871	56,416
Hindustan Unilever Ltd.	23,762	648,950
Housing Development Finance Corp. Ltd.	29,887	653,582
ICICI Bank Ltd., ADR	36,858	320,665
ICICI Lombard General Insurance Co. Ltd.	3,113	53,610
ICICI Prudential Life Insurance Co. Ltd.	3,425	17,779
ICICI Securities Ltd.	6,739	34,030
IDFC First Bank Ltd.(1)	166,897	48,885
IDFC Ltd.	51,602	9,757
IIFL Finance Ltd.	16,821	13,989
IIFL Wealth Management Ltd.	277	3,087
India Cements Ltd. (The)	26,125	43,543
Indiabulls Housing Finance Ltd.	40,406	65,823
Indiabulls Real Estate Ltd.(1)	16,612	9,352
Indiabulls Ventures Ltd.	27,615	25,765
Indian Energy Exchange Ltd.	4,579	9,966
Indian Hotels Co. Ltd. (The)	10,050	10,036
Indian Oil Corp. Ltd.	98,764	108,957
Indian Overseas Bank(1)	35,971	3,470
Indraprastha Gas Ltd.	3,029	18,858
Infibeam Avenues Ltd.	7,614	5,106

Info Edge India Ltd.	398	14,144
Infosys Ltd., ADR	151,265	1,376,511
InterGlobe Aviation Ltd.	3,806	48,556
Ipca Laboratories Ltd.	4,993	98,876
IRB Infrastructure Developers Ltd.(1)	10,162	8,173
IRCON International Ltd.	5,615	6,359
Jagran Prakashan Ltd.	5,040	2,582
Jai Corp. Ltd.	5,849	5,299
Jamna Auto Industries Ltd.	7,525	2,559
Jindal Saw Ltd.	10,101	6,180
Jindal Stainless Hisar Ltd.(1)	4,359	2,242
Jindal Stainless Ltd.(1)	10,705	3,846
Jindal Steel & Power Ltd.(1)	58,911	95,370
JK Paper Ltd.	3,285	3,843
JK Tyre & Industries Ltd.	4,927	3,415
JM Financial Ltd.	21,925	18,633
JSW Energy Ltd.	61,337	32,433
JSW Steel Ltd.	60,181	146,548
Jubilant Foodworks Ltd.	6,613	144,801
Jubilant Life Sciences Ltd.	11,999	70,245
Just Dial Ltd.(1)	1,168	6,075
Kajaria Ceramics Ltd.	2,533	11,434
Karnataka Bank Ltd. (The)	13,179	6,070
Karur Vysya Bank Ltd. (The)	13,483	4,141
Kaveri Seed Co. Ltd.	1,806	9,548
KEC International Ltd.	706	1,847
L&T Technology Services Ltd.	1,206	18,653
Larsen & Toubro Ltd.	5,486	67,894
LIC Housing Finance Ltd.	24,390	77,602
Lupin Ltd.	11,261	129,682
Mahanagar Gas Ltd.	3,781	48,708
Mahindra & Mahindra Financial Services Ltd.	43,936	80,882
Mahindra & Mahindra Ltd.	59,066	341,008
Mahindra CIE Automotive Ltd.(1)	6,648	8,238
Manappuram Finance Ltd.	19,742	32,757
Marico Ltd.	28,316	128,815
Maruti Suzuki India Ltd.	2,724	202,168
Max India Ltd.(1)	9,903	8,042
Meghmani Organics Ltd.	5,064	3,334
Metropolis Healthcare Ltd.	1,178	21,537
Mindtree Ltd.	3,095	36,676
MOIL Ltd.	5,683	9,572
Motherson Sumi Systems Ltd.	84,567	106,713
Motilal Oswal Financial Services Ltd.	1,751	12,066
Mphasis Ltd.	3,373	38,508
Multi Commodity Exchange of India Ltd.	274	4,793
Natco Pharma Ltd.	9,014	68,983
National Aluminium Co. Ltd.	39,332	15,336
NBCC India Ltd.	53,896	12,308
NCC Ltd.	38,426	11,736
Nestle India Ltd.	1,117	259,791
Nippon Life India Asset Management Ltd.	9,395	31,896
NOCIL Ltd.	3,087	3,542
NTPC Ltd.	131,532	170,412

Oberoi Realty Ltd.	1,169	4,948
Oil & Natural Gas Corp. Ltd.	120,302	133,051
Oil India Ltd.	9,787	10,989
Orient Electric Ltd.	10,686	23,868
Page Industries Ltd.	371	92,649
Petronet LNG Ltd.	32,512	108,488
Pfizer Ltd.	380	20,236
Phillips Carbon Black Ltd.	3,756	3,610
PI Industries Ltd.	2,271	46,167
Pidilite Industries Ltd.	2,150	41,791
Piramal Enterprises Ltd.	1,641	21,050
PNB Housing Finance Ltd.	4,013	9,383
Polycab India Ltd.	4,772	42,786
Power Finance Corp. Ltd.	70,033	69,465
Power Grid Corp. of India Ltd.	95,349	198,868
Praj Industries Ltd.	2,731	2,102
Prestige Estates Projects Ltd.	11,052	22,975
Prism Johnson Ltd.	4,245	1,869
PTC India Ltd.	10,158	4,476
PVR Ltd.	1,886	22,472
Quess Corp. Ltd.(1)	4,636	13,509
Radico Khaitan Ltd.	5,199	22,798
Rain Industries Ltd.	3,155	3,025
Rajesh Exports Ltd.	8,770	56,549
Rallis India Ltd.	766	2,151
Ramco Cements Ltd. (The)	4,903	39,239
Rashtriya Chemicals & Fertilizers Ltd.	4,665	2,454
Raymond Ltd.(1)	829	2,461
RBL Bank Ltd.	46,603	74,747
REC Ltd.	70,753	83,133
Redington India Ltd.	23,646	27,152
Reliance Industries Ltd., GDR	34,587	1,337,418
SBI Life Insurance Co. Ltd.(1)	4,555	46,168
Sequent Scientific Ltd.	4,729	5,329
Shipping Corp. of India Ltd.(1)	8,530	5,302
Shree Cement Ltd.	141	38,953
Shriram Transport Finance Co. Ltd.	9,066	68,741
Siemens Ltd.	4,264	61,569
Sobha Ltd.	1,749	4,502
SRF Ltd.	1,110	51,018
State Bank of India, GDR(1)	11,916	253,851
Sterlite Technologies Ltd.	5,894	7,487
Strides Pharma Science Ltd.	4,660	24,689
Sudarshan Chemical Industries	1,112	5,746
Sun Pharmaceutical Industries Ltd.	9,800	61,662
Sunteck Realty Ltd.	2,969	6,214
Swan Energy Ltd.	1,248	1,654
Tata Chemicals Ltd.	7,217	29,283
Tata Communications Ltd.	918	5,805
Tata Consultancy Services Ltd.	12,576	328,069
Tata Consumer Products Ltd.	5,631	27,275
Tata Elxsi Ltd.	477	4,823
Tata Motors Ltd., ADR(1)	39,095	223,232
Tata Power Co. Ltd. (The)	41,830	20,191

Tata Steel BSL Ltd.(1)	11,941	2,822
Tata Steel Ltd.	27,381	107,497
Tech Mahindra Ltd.	7,853	55,163
Thomas Cook India Ltd.	5,926	2,237
Tinplate Co. of India Ltd. (The)	2,105	2,324
Titan Co. Ltd.	2,822	33,251
Torrent Power Ltd.	4,198	17,741
Trident Ltd.	153,719	9,289
Triveni Engineering & Industries Ltd.	2,504	1,349
Tube Investments of India Ltd.	8,792	42,768
TV18 Broadcast Ltd.(1)	12,414	3,414
Ujjivan Financial Services Ltd.	2,600	5,851
UltraTech Cement Ltd.	2,364	122,236
Union Bank of India(1)	3,180	1,000
United Spirits Ltd.(1)	18,698	147,242
UPL Ltd.(1)	2,312	12,380
V-Guard Industries Ltd.	1,107	2,595
Vakrangee Ltd.	28,583	9,956
Varun Beverages Ltd.	3,201	26,733
Vedanta Ltd., ADR	45,957	224,270
Venky's India Ltd.	229	3,009
Vodafone Idea Ltd.(1)	437,419	37,922
Welspun Corp. Ltd.	9,620	7,618
Welspun India Ltd.	22,481	9,307
Westlife Development Ltd.(1)	371	1,436
Wipro Ltd., ADR	48,397	160,194
Wockhardt Ltd.(1)	3,245	9,286
Yes Bank Ltd.	306,608	109,552
Zee Entertainment Enterprises Ltd.	7,943	19,406
		17,018,617
Indonesia — 1.8%
Ace Hardware Indonesia Tbk PT(1)	136,700	14,574
Adaro Energy Tbk PT	978,000	73,995
Adhi Karya Persero Tbk PT(1)	173,200	5,947
Agung Podomoro Land Tbk PT(1)	932,400	6,258
AKR Corporindo Tbk PT	55,100	8,875
Alam Sutera Realty Tbk PT(1)	906,900	6,598
Aneka Tambang Tbk(1)	410,400	15,076
Astra International Tbk PT	735,700	240,783
Bank Brisyariah Tbk PT(1)	142,600	2,933
Bank Central Asia Tbk PT	175,800	312,787
Bank Mandiri Persero Tbk PT	848,300	260,323
Bank Negara Indonesia Persero Tbk PT	436,300	114,827
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	144,200	7,521
Bank Pembangunan Daerah Jawa Timur Tbk PT	373,900	12,504
Bank Rakyat Indonesia Persero Tbk PT	1,782,000	360,774
Bank Tabungan Negara Persero Tbk PT	284,800	14,861
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	97,200	19,184
Barito Pacific Tbk PT(1)	362,400	33,592
Bukit Asam Tbk PT(1)	129,200	17,259
Bumi Resources Tbk PT(1)	696,200	2,382
Bumi Serpong Damai Tbk PT(1)	381,000	16,567
Charoen Pokphand Indonesia Tbk PT	152,900	60,613
Ciputra Development Tbk PT	662,200	26,148

Erajaya Swasembada Tbk PT(1)	158,600	13,664
Global Mediacom Tbk PT(1)	891,900	11,571
Hanson International Tbk PT(1)	1,531,500	5,241
Indah Kiat Pulp & Paper Corp Tbk PT	374,900	135,328
Indika Energy Tbk PT	158,600	6,966
Indo Tambangraya Megah Tbk PT	19,700	10,951
Indocement Tunggal Prakarsa Tbk PT(1)	20,400	16,949
Indofood CBP Sukses Makmur Tbk PT	59,100	33,013
Indofood Sukses Makmur Tbk PT	370,800	146,331
Indomobil Sukses Internasional Tbk PT	18,200	630
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	199,700	16,690
Jasa Marga Persero Tbk PT(1)	214,300	52,206
Kalbe Farma Tbk PT	577,100	56,003
Kresna Graha Investama Tbk PT(1)	425,400	2,010
Link Net Tbk PT(1)	129,200	21,449
Lippo Karawaci Tbk PT(1)	1,791,300	22,559
Mahkota Group Tbk PT(1)	34,200	1,593
Matahari Department Store Tbk PT(1)	430,000	42,780
Medco Energi Internasional Tbk PT(1)	436,500	13,197
Media Nusantara Citra Tbk PT	647,600	37,871
Mitra Adiperkasa Tbk PT(1)	1,519,300	75,569
Mitra Pinasthika Mustika Tbk PT	59,000	2,566
Pabrik Kertas Tjiwi Kimia Tbk PT	124,000	33,758
Pakuwon Jati Tbk PT	766,300	19,036
Panin Financial Tbk PT(1)	806,800	9,286
Perusahaan Gas Negara Tbk PT	483,500	28,551
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	206,800	9,815
PP Persero Tbk PT(1)	262,300	13,082
PT Bank Pan Indonesia Tbk(1)	601,300	30,498
PT Ramayana Lestari Sentosa Tbk	500,800	19,606
Puradelta Lestari Tbk PT	891,900	8,562
Salim Ivomas Pratama Tbk PT(1)	168,100	2,330
Sawit Sumbermas Sarana Tbk PT	516,200	29,525
Semen Indonesia Persero Tbk PT	40,100	26,968
Sentul City Tbk PT(1)	1,954,400	6,689
Siloam International Hospitals Tbk PT(1)	32,600	12,230
Sri Rejeki Isman Tbk PT	839,300	8,169
Summarecon Agung Tbk PT	192,200	6,107
Surya Citra Media Tbk PT	726,000	49,866
Surya Semesta Internusa Tbk PT	402,900	8,616
Telekomunikasi Indonesia Persero Tbk PT, ADR	20,202	431,313
Tower Bersama Infrastructure Tbk PT	417,900	30,427
Tunas Baru Lampung Tbk PT	310,300	10,604
Unilever Indonesia Tbk PT	205,500	109,294
United Tractors Tbk PT	66,600	71,762
Waskita Beton Precast Tbk PT	702,700	7,282
Waskita Karya Persero Tbk PT(1)	199,700	8,367
Wijaya Karya Persero Tbk PT(1)	181,800	13,572
XL Axiata Tbk PT(1)	419,000	74,468
		3,439,301
Malaysia — 2.3%
7-Eleven Malaysia Holdings Bhd, Class B	21,600	6,470
Aeon Co. M Bhd	32,500	7,586
AEON Credit Service M Bhd	4,800	9,949

AirAsia Group Bhd	64,400	10,261
Alliance Bank Malaysia Bhd	79,600	38,467
AMMB Holdings Bhd	74,600	54,512
Axiata Group Bhd	103,100	90,320
Berjaya Corp. Bhd(1)	126,700	5,512
Berjaya Land Bhd(1)	2,900	131
Berjaya Sports Toto Bhd	60,700	30,783
Bermaz Auto Bhd	30,900	8,906
Boustead Plantations Bhd	18,000	1,496
Bumi Armada Bhd(1)	185,700	9,072
Bursa Malaysia Bhd	25,200	44,416
Carlsberg Brewery Malaysia Bhd	8,400	55,969
CIMB Group Holdings Bhd	148,100	128,746
D&O Green Technologies Bhd	10,300	1,559
Datasonic Group Bhd	14,500	5,065
Dayang Enterprise Holdings Bhd(1)	47,620	14,110
Dialog Group Bhd	112,400	103,303
DiGi.Com Bhd	76,000	79,661
DRB-Hicom Bhd	107,800	41,073
Dufu Technology Corp. Bhd	6,800	7,704
Duopharma Biotech Bhd	7,700	3,020
Eastern & Oriental Bhd	43,200	4,384
Eco World Development Group Bhd(1)	57,200	6,475
Eco World International Bhd(1)	10,600	1,102
Ekovest Bhd	37,000	5,129
FGV Holdings Bhd(1)	239,800	56,418
Fraser & Neave Holdings Bhd	5,900	44,226
Frontken Corp. Bhd	23,900	13,426
Gamuda Bhd	141,100	126,829
Genting Bhd	114,400	105,560
Genting Malaysia Bhd	161,500	86,404
Genting Plantations Bhd	3,100	7,154
Globetronics Technology Bhd	37,600	16,997
HAP Seng Consolidated Bhd	14,800	25,570
Hartalega Holdings Bhd	44,200	127,635
Hengyuan Refining Co. Bhd(1)	4,600	3,704
Hibiscus Petroleum Bhd(1)	83,900	10,869
Hong Leong Bank Bhd	9,300	29,157
Hong Leong Financial Group Bhd	6,700	20,659
Hong Leong Industries Bhd	3,000	5,759
Hup Seng Industries Bhd	11,000	2,480
IHH Healthcare Bhd	31,100	38,996
IJM Corp. Bhd	89,900	39,853
Inari Amertron Bhd	102,600	35,314
IOI Corp. Bhd	29,200	30,654
Kossan Rubber Industries	36,700	73,552
KPJ Healthcare Bhd	167,400	34,469
Kuala Lumpur Kepong Bhd	7,300	37,125
LBS Bina Group Bhd	24,100	2,055
Leong Hup International Bhd	35,100	5,015
Lotte Chemical Titan Holding Bhd	12,300	6,874
Mah Sing Group Bhd	49,400	5,300
Malakoff Corp. Bhd	157,200	31,942
Malayan Banking Bhd	74,700	129,030

Malaysia Airports Holdings Bhd	30,900	35,679
Malaysia Building Society Bhd	37,000	5,632
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	17,700	1,963
Malaysian Pacific Industries Bhd	7,000	17,752
Malaysian Resources Corp. Bhd	86,500	11,176
Matrix Concepts Holdings Bhd	77,400	30,308
Maxis Bhd	66,500	80,902
MBM Resources Bhd	6,100	4,107
Mega First Corp. Bhd	13,200	20,362
MISC Bhd	45,000	86,111
MMC Corp. Bhd	33,500	6,717
MNRB Holdings Bhd	10,700	1,736
Muhibbah Engineering M Bhd	18,200	3,737
My EG Services Bhd	21,700	6,761
Nestle Malaysia Bhd	1,600	51,104
OSK Holdings Bhd	42,200	8,209
Padini Holdings Bhd	9,200	5,198
Paramount Corp. Bhd	16,000	3,096
Pentamaster Corp. Bhd(1)	35,200	41,756
Petron Malaysia Refining & Marketing Bhd	2,900	2,739
Petronas Chemicals Group Bhd	26,400	38,324
Petronas Dagangan Bhd	8,300	44,650
Petronas Gas Bhd	23,600	103,411
Pos Malaysia Bhd	5,700	1,447
Power Root Bhd	5,800	3,489
PPB Group Bhd	8,900	35,617
Press Metal Aluminium Holdings Bhd	15,400	13,395
Public Bank Bhd	42,200	142,531
QL Resources Bhd	15,800	36,630
Ranhill Holdings Bhd	24,700	5,525
RHB Bank Bhd	84,700	93,262
Sam Engineering & Equipment M Bhd	3,100	3,722
Sapura Energy Bhd(1)	211,700	4,652
Sarawak Oil Palms Bhd	15,500	11,522
Scientex Bhd	17,400	33,186
SEG International Bhd	12,300	1,740
Serba Dinamik Holdings Bhd	12,810	4,770
Sime Darby Bhd	109,600	52,793
Sime Darby Plantation Bhd	26,500	30,322
Sime Darby Property Bhd	213,900	33,460
SKP Resources Bhd	30,900	7,701
SP Setia Bhd Group	169,600	37,360
Sunway Bhd	137,448	42,463
Sunway Construction Group Bhd	55,900	24,255
Supermax Corp. Bhd(1)	108,284	192,382
Syarikat Takaful Malaysia Keluarga Bhd	9,000	8,906
Ta Ann Holdings Bhd	12,300	6,748
TA Enterprise Bhd	49,400	5,573
Taliworks Corp. Bhd	34,000	6,498
Telekom Malaysia Bhd	80,900	78,835
Tenaga Nasional Bhd	153,400	398,423
TIME dotCom Bhd	27,000	66,272
Top Glove Corp. Bhd	25,500	78,124
Tropicana Corp. Bhd(1)	19,600	3,913

Uchi Technologies Bhd	9,500	5,492
UEM Sunrise Bhd(1)	109,700	12,160
Unisem M Bhd	86,100	39,943
UOA Development Bhd	42,600	17,670
Velesto Energy Bhd(1)	118,100	4,232
ViTrox Corp. Bhd	3,000	5,950
VS Industry Bhd	185,000	37,818
Wah Seong Corp. Bhd	29,848	3,838
WCT Holdings Bhd(1)	49,400	6,098
Westports Holdings Bhd	44,900	41,325
Yinson Holdings Bhd	6,100	7,877
YTL Corp. Bhd	82,700	19,834
		4,207,390
Mexico — 2.2%
Alfa SAB de CV, Series A	176,346	93,523
Alsea SAB de CV(1)	68,882	58,120
America Movil SAB de CV, Class L ADR	38,098	505,180
Arca Continental SAB de CV	11,702	52,260
Banco del Bajio SA(1)	69,828	63,673
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, ADR	32,976	106,842
Bolsa Mexicana de Valores SAB de CV	10,436	20,119
Cemex SAB de CV, ADR	8,364	20,074
Coca-Cola Femsa SAB de CV	31,181	137,242
Consorcio ARA SAB de CV	34,909	3,951
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	11,824	59,120
Corp. Inmobiliaria Vesta SAB de CV	68,787	93,962
Credito Real SAB de CV SOFOM ER(1)	34,909	18,655
El Puerto de Liverpool SAB de CV, Class C1	6,952	17,369
Fomento Economico Mexicano SAB de CV, ADR	2,473	167,447
Genomma Lab Internacional SAB de CV, Class B(1)	91,483	84,286
Gentera SAB de CV	111,738	46,561
Gruma SAB de CV, B Shares	22,627	224,500
Grupo Aeromexico SAB de CV(1)	27,442	7,735
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(1)	4,752	167,508
Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,312	153,540
Grupo Aeroportuario del Sureste SAB de CV, ADR	476	49,347
Grupo Bimbo SAB de CV, Series A	31,396	49,102
Grupo Carso SAB de CV	6,952	16,074
Grupo Cementos de Chihuahua SAB de CV	11,228	40,219
Grupo Comercial Chedraui SA de CV	19,179	23,621
Grupo Financiero Banorte SAB de CV	117,760	358,731
Grupo Financiero Inbursa SAB de CV(1)	84,152	57,532
Grupo GICSA SAB de CV(1)	33,037	4,574
Grupo Industrial Saltillo SAB de CV(1)	24,219	18,404
Grupo Mexico SAB de CV, Series B	119,636	257,729
Grupo Rotoplas SAB de CV(1)	3,815	2,262
Grupo Televisa SAB, ADR(1)	17,667	104,235
Grupo Traxion SAB de CV(1)	36,511	20,137
Hoteles City Express SAB de CV(1)	24,294	6,354
Industrias Bachoco SAB de CV	12,217	37,393
Industrias Penoles SAB de CV	5,848	55,303
Infraestructura Energetica Nova SAB de CV	17,437	49,698
Kimberly-Clark de Mexico SAB de CV, A Shares	87,164	135,692
La Comer SAB de CV	51,550	63,280

Megacable Holdings SAB de CV	26,170	79,072
Orbia Advance Corp. SAB de CV	22,692	32,982
Promotora y Operadora de Infraestructura SAB de CV(1)	9,164	69,231
Qualitas Controladora SAB de CV	22,692	91,057
Regional SAB de CV(1)	24,434	68,108
Telesites SAB de CV(1)	48,868	31,580
Unifin Financiera SAB de CV(1)	13,953	10,124
Wal-Mart de Mexico SAB de CV	125,691	314,589
		4,148,097
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	29,348	230,382
Credicorp Ltd.	1,343	185,092
Southern Copper Corp.	2,378	86,321
		501,795
Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	68,220	57,871
Aboitiz Power Corp.	55,700	30,607
Alliance Global Group, Inc.(1)	348,900	41,385
Ayala Corp.	12,260	180,809
Ayala Land, Inc.	183,900	114,823
Ayalaland Logistics Holdings Corp.(1)	28,000	875
Bank of the Philippine Islands	54,160	71,029
BDO Unibank, Inc.	79,300	157,098
Cebu Air, Inc.	25,650	18,274
Chelsea Logistics and Infrastructure Holdings Corp.(1)	92,800	5,707
Cosco Capital, Inc.	208,000	19,848
D&L Industries, Inc.	80,000	7,193
DMCI Holdings, Inc.	180,800	14,089
DoubleDragon Properties Corp.(1)	33,800	10,698
East West Banking Corp.(1)	64,900	7,800
Filinvest Land, Inc.(1)	569,000	10,123
First Gen Corp.(1)	120,900	48,749
Ginebra San Miguel, Inc.	7,600	4,528
Globe Telecom, Inc.	1,020	45,979
GT Capital Holdings, Inc.	2,040	15,610
International Container Terminal Services, Inc.	61,140	106,049
JG Summit Holdings, Inc.	122,080	117,883
Jollibee Foods Corp.	14,300	30,790
Manila Electric Co.	6,760	37,820
Manila Water Co., Inc.	24,900	5,523
Max's Group, Inc.	45,400	4,971
Megaworld Corp.	397,800	22,424
Metro Pacific Investments Corp.	571,000	32,639
Metropolitan Bank & Trust Co.	99,710	69,260
Nickel Asia Corp.	204,000	6,125
Petron Corp.	161,700	9,012
Pilipinas Shell Petroleum Corp.(1)	20,400	6,901
PLDT, Inc., ADR	3,253	79,503
Puregold Price Club, Inc.	50,700	46,117
Robinsons Land Corp.	144,200	42,144
Security Bank Corp.	13,790	22,283
Semirara Mining & Power Corp.	86,700	18,880
SM Investments Corp.(1)	3,580	64,077
SM Prime Holdings, Inc.(1)	87,100	51,330

Universal Robina Corp.	19,750	50,735
Vista Land & Lifescapes, Inc.	288,100	18,509
		1,706,070
Poland — 0.9%
Alior Bank SA(1)	4,523	16,232
AmRest Holdings SE(1)	5,080	33,442
Asseco Poland SA	1,292	23,558
Bank Millennium SA(1)	24,585	15,298
Bank Polska Kasa Opieki SA	3,178	41,837
CCC SA	952	11,560
CD Projekt SA(1)	1,031	104,357
Ciech SA(1)	4,111	38,847
Cyfrowy Polsat SA	8,364	54,339
Dino Polska SA(1)	2,383	108,932
Enea SA(1)	18,387	26,918
Eurocash SA(1)	7,914	36,196
Famur SA	26,320	16,270
Grupa Azoty SA(1)	3,812	29,645
Grupa Lotos SA	5,527	82,499
Jastrzebska Spolka Weglowa SA	4,128	17,124
KGHM Polska Miedz SA(1)	9,457	204,735
KRUK SA	1,604	40,165
LPP SA	30	51,411
Lubelski Wegiel Bogdanka SA(1)	1,661	8,103
mBank SA(1)	470	25,343
Orange Polska SA(1)	68,566	111,847
PGE Polska Grupa Energetyczna SA(1)	10,400	12,607
PKP Cargo SA	2,473	7,462
PLAY Communications SA	9,340	66,507
Polski Koncern Naftowy ORLEN SA	10,335	172,853
Polskie Gornictwo Naftowe i Gazownictwo SA	71,814	75,600
Powszechna Kasa Oszczednosci Bank Polski SA	16,732	93,425
Powszechny Zaklad Ubezpieczen SA	15,708	117,311
Santander Bank Polska SA(1)	476	19,324
Tauron Polska Energia SA(1)	42,872	13,251
Warsaw Stock Exchange	1,661	16,947
		1,693,945
Russia — 3.3%
Gazprom PJSC, ADR	141,772	792,843
Globaltrans Investment plc, GDR	14,999	83,251
LUKOIL PJSC, ADR	21,357	1,596,156
Magnit PJSC, GDR	15,466	177,347
Mechel PJSC, ADR(1)	1,666	3,015
MMC Norilsk Nickel PJSC, ADR	32,419	1,022,154
Mobile TeleSystems PJSC, ADR	30,265	269,056
Novatek PJSC, GDR	1,033	150,327
Novolipetsk Steel PJSC, GDR	10,917	211,111
PhosAgro PJSC, GDR	8,769	121,238
Rosneft Oil Co. PJSC, GDR	38,805	203,622
Sberbank of Russia PJSC, ADR (London)	46,973	533,960
Severstal PAO, GDR	6,326	83,419
Tatneft PJSC, ADR	14,044	636,713
TMK PJSC, GDR	10,586	34,963
VTB Bank PJSC, GDR	171,667	169,987

X5 Retail Group NV, GDR	4,254	125,560
		6,214,722
South Africa — 4.3%
Absa Group Ltd.	38,615	179,409
Adcock Ingram Holdings Ltd.	4,254	10,569
Advtech Ltd.	32,502	11,009
AECI Ltd.	10,250	42,292
African Oxygen Ltd.	12,693	11,955
African Rainbow Minerals Ltd.	7,438	72,335
Afrimat Ltd.	8,844	15,639
Alexander Forbes Group Holdings Ltd.	80,078	18,275
Anglo American Platinum Ltd.	1,531	97,500
AngloGold Ashanti Ltd., ADR	20,682	507,950
Aspen Pharmacare Holdings Ltd.(1)	16,732	133,422
Astral Foods Ltd.	4,029	35,475
AVI Ltd.	16,882	69,562
Barloworld Ltd.	22,392	86,552
Bid Corp. Ltd.	11,852	167,665
Bidvest Group Ltd. (The)	11,621	100,960
Brait SE(1)	44,447	6,632
Capitec Bank Holdings Ltd.	956	46,483
Cashbuild Ltd.	1,517	10,120
Clicks Group Ltd.(1)	13,008	173,098
Coronation Fund Managers Ltd.	12,693	27,765
DataTec Ltd.	19,655	28,712
Dis-Chem Pharmacies Ltd.	13,173	13,891
Discovery Ltd.	9,960	56,022
DRDGOLD Ltd.	46,500	46,583
EPP NV	43,907	15,433
Exxaro Resources Ltd.	16,582	117,530
Famous Brands Ltd.	5,070	9,986
FirstRand Ltd.	94,893	217,900
Foschini Group Ltd. (The)	7,918	28,286
Gold Fields Ltd., ADR	80,296	619,885
Harmony Gold Mining Co. Ltd., ADR(1)	50,144	166,979
Impala Platinum Holdings Ltd.	58,177	390,382
Imperial Logistics Ltd.	8,439	18,737
Investec Ltd.	14,990	26,099
JSE Ltd.	4,766	32,585
KAP Industrial Holdings Ltd.	345,547	42,613
Kumba Iron Ore Ltd.	3,474	93,928
Liberty Holdings Ltd.	13,584	48,212
Life Healthcare Group Holdings Ltd.	81,745	85,816
Massmart Holdings Ltd.(1)	6,176	7,539
Metair Investments Ltd.(1)	27,207	20,956
MiX Telematics Ltd., ADR	1,181	10,098
Momentum Metropolitan Holdings	121,788	119,988
Motus Holdings Ltd.(1)	26,838	42,793
Mr Price Group Ltd.	7,993	59,856
MTN Group Ltd.	85,292	263,403
MultiChoice Group(1)	25,292	124,918
Murray & Roberts Holdings Ltd.	18,543	4,360
Naspers Ltd., N Shares ADR	26,733	878,714
Nedbank Group Ltd.	14,759	83,532

NEPI Rockcastle plc	24,584	126,849
Netcare Ltd.	78,981	64,248
Ninety One Ltd.(1)	7,495	18,600
Northam Platinum Ltd.(1)	19,180	120,453
Oceana Group Ltd.	5,771	19,148
Old Mutual Ltd.	154,134	98,978
Omnia Holdings Ltd.(1)	29,416	25,235
Peregrine Holdings Ltd.	14,915	15,439
Pick n Pay Stores Ltd.	17,739	54,115
Rand Merchant Investment Holdings Ltd.	31,611	49,092
Raubex Group Ltd.	13,473	14,238
Remgro Ltd.	20,516	162,868
Reunert Ltd.	13,734	34,148
RFG Holdings Ltd.	17,853	15,136
RMB Holdings Ltd.	22,467	67,986
Royal Bafokeng Platinum Ltd.(1)	10,991	22,025
Sanlam Ltd.	46,575	150,501
Sappi Ltd.(1)	49,024	70,979
Sasol Ltd., ADR(1)	36,215	186,145
Shoprite Holdings Ltd.	18,618	109,699
Sibanye Stillwater Ltd., ADR(1)	36,758	269,804
SPAR Group Ltd. (The)	10,488	104,894
Standard Bank Group Ltd.	49,440	287,325
Super Group Ltd.(1)	14,510	14,120
Telkom SA SOC Ltd.	29,804	30,575
Tiger Brands Ltd.	6,795	60,932
Truworths International Ltd.	21,987	39,408
Tsogo Sun Gaming Ltd.	33,207	4,062
Vodacom Group Ltd.	25,094	181,005
Wilson Bayly Holmes-Ovcon Ltd.	5,546	30,322
Woolworths Holdings Ltd.	32,829	54,296
Zeder Investments Ltd.	109,852	11,780
		8,014,808
South Korea — 13.6%
Advanced Process Systems Corp.	1,452	29,578
AfreecaTV Co. Ltd.	344	16,406
Ahnlab, Inc.	154	6,895
AK Holdings, Inc.	195	3,428
Alteogen, Inc.(1)	320	62,661
Amorepacific Corp.	660	87,282
AMOREPACIFIC Group	691	32,386
Aprogen KIC, Inc.(1)	7,616	18,795
Aprogen pharmaceuticals, Inc.(1)	6,123	9,903
Asiana Airlines, Inc.(1)	7,689	25,181
BGF retail Co. Ltd.	403	54,506
BH Co. Ltd.(1)	865	12,238
Binex Co. Ltd.(1)	318	3,207
Binggrae Co. Ltd.	366	18,688
BNK Financial Group, Inc.	22,051	90,738
Boditech Med, Inc.	886	15,815
Boryung Pharmaceutical Co. Ltd.	741	8,849
Bukwang Pharmaceutical Co. Ltd.	1,045	22,302
Celltrion Healthcare Co. Ltd.(1)	731	53,749
Celltrion Pharm, Inc.(1)	215	15,963

Celltrion, Inc.(1)	1,499	259,263
Cheil Worldwide, Inc.	958	12,887
Chong Kun Dang Pharmaceutical Corp.	273	20,867
Chongkundang Holdings Corp.	69	6,668
Chunbo Co. Ltd.	124	9,427
CJ CGV Co. Ltd.(1)	247	4,634
CJ CheilJedang Corp.	738	177,444
CJ Corp.	825	61,392
CJ ENM Co. Ltd.	641	62,852
CJ Freshway Corp.	340	5,148
CJ Logistics Corp.(1)	809	105,298
CMG Pharmaceutical Co. Ltd.(1)	455	1,501
Com2uSCorp	424	36,372
Cosmax, Inc.	488	34,997
Coway Co. Ltd.	1,900	102,440
COWELL FASHION Co. Ltd.	6,235	29,525
CS Wind Corp.	565	19,124
Cuckoo Homesys Co. Ltd.	1,195	39,118
Daea TI Co. Ltd.	1,211	5,738
Daeduck Electronics Co.	339	1,834
Daeduck Electronics Co. Ltd.(1)	587	4,389
Daekyo Co. Ltd.	454	1,675
Daelim Industrial Co. Ltd.	2,856	213,435
Daesang Corp.	2,858	58,070
Daewon Pharmaceutical Co. Ltd.	1,894	23,446
Daewoo Engineering & Construction Co. Ltd.(1)	3,245	10,071
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	2,305	40,733
Daewoong Co. Ltd.	556	7,770
Daewoong Pharmaceutical Co. Ltd.	61	5,063
Daishin Securities Co. Ltd.	3,857	30,912
Daou Data Corp.	1,050	11,693
Daou Technology, Inc.	3,637	53,902
Dawonsys Co. Ltd.	3,263	41,769
DB HiTek Co. Ltd.	5,864	135,956
DB Insurance Co. Ltd.	3,432	120,543
DGB Financial Group, Inc.	15,742	67,067
Dongjin Semichem Co. Ltd.	3,456	50,165
DongKook Pharmaceutical Co. Ltd.	102	7,954
Dongkuk Steel Mill Co. Ltd.(1)	3,097	10,685
Dongsuh Cos., Inc.	533	7,195
Dongsung Pharmaceutical Co. Ltd.(1)	1,763	18,470
Dongwon Development Co. Ltd.	10,306	30,083
Doosan Bobcat, Inc.	618	11,870
Doosan Heavy Industries & Construction Co. Ltd.(1)	1,452	5,041
Doosan Infracore Co. Ltd.(1)	5,164	21,766
DoubleUGames Co. Ltd.	216	11,700
Douzone Bizon Co. Ltd.	535	51,978
E-MART, Inc.	963	88,474
Easy Bio, Inc.	806	2,772
Echo Marketing, Inc.	329	10,159
Ecopro BM Co. Ltd.	165	16,031
Ecopro Co. Ltd.	438	8,663
Eo Technics Co. Ltd.	172	12,257
Eugene Corp.	8,020	25,835

Eugene Investment & Securities Co. Ltd.	1,946	4,516
F&F Co. Ltd.	634	51,087
Fila Holdings Corp.	621	19,360
Foosung Co. Ltd.	1,666	10,788
Genexine Co. Ltd.(1)	429	26,108
Grand Korea Leisure Co. Ltd.	2,113	25,517
Green Cross Corp.	247	28,265
Green Cross Holdings Corp.	230	3,981
GS Engineering & Construction Corp.	4,537	104,981
GS Holdings Corp.	2,500	76,309
GS Retail Co. Ltd.	2,741	94,478
Halla Holdings Corp.	818	21,023
Hana Financial Group, Inc.	24,555	592,268
Hanall Biopharma Co. Ltd.(1)	857	18,642
Handok, Inc.	398	7,574
Handsome Co. Ltd.	1,389	34,006
Hanjin Heavy Industries & Construction Co. Ltd.(1)	9,251	43,547
Hanjin Kal Corp.	674	47,071
Hanjin Transportation Co. Ltd.	1,142	49,652
Hankook Tire & Technology Co. Ltd.	5,813	110,430
Hanmi Pharm Co. Ltd.	136	26,089
Hanmi Semiconductor Co. Ltd.	526	3,932
Hanon Systems	7,293	57,477
Hansae Co. Ltd.	2,679	28,863
Hansol Chemical Co. Ltd.	214	16,901
Hansol Paper Co. Ltd.	1,560	18,249
Hansol Technics Co. Ltd.(1)	1,136	6,706
Hanssem Co. Ltd.	123	8,424
Hanwha Aerospace Co. Ltd.(1)	865	17,046
Hanwha Corp.	4,518	73,595
Hanwha General Insurance Co. Ltd.(1)	2,720	5,077
Hanwha Investment & Securities Co. Ltd.(1)	4,234	5,902
Hanwha Life Insurance Co. Ltd.	21,352	26,387
Hanwha Solutions Corp.	11,168	146,241
Harim Holdings Co. Ltd.	1,990	11,436
HDC Holdings Co. Ltd.	710	5,457
HDC Hyundai Development Co-Engineering & Construction, E Shares	1,043	16,845
Helixmith Co. Ltd.(1)	138	6,994
Hite Jinro Co. Ltd.	2,882	83,990
HLB Life Science Co. Ltd.(1)	1,203	18,028
HLB, Inc.(1)	578	52,929
HMM Co. Ltd.(1)	10,285	39,362
Hotel Shilla Co. Ltd.	2,383	153,251
HS Industries Co. Ltd.	4,193	28,756
Huchems Fine Chemical Corp.	2,138	29,251
Hugel, Inc.(1)	30	8,964
Humedix Co. Ltd.	95	1,663
Huons Co. Ltd.	859	33,774
Huons Global Co. Ltd.	54	1,360
Hyosung Advanced Materials Corp.(1)	188	12,673
Hyosung Corp.	252	13,731
Hyosung Heavy Industries Corp.(1)	247	3,452
Hyundai Bioscience Co. Ltd.(1)	1,782	15,818
Hyundai Construction Equipment Co. Ltd.(1)	660	10,381

Hyundai Corp.	225	2,661
Hyundai Department Store Co. Ltd.	1,144	59,280
Hyundai Electric & Energy System Co. Ltd.(1)	4,593	30,785
Hyundai Elevator Co. Ltd.	1,671	85,663
Hyundai Engineering & Construction Co. Ltd.	1,314	36,415
Hyundai Glovis Co. Ltd.	1,097	100,382
Hyundai Greenfood Co. Ltd.	896	6,018
Hyundai Heavy Industries Holdings Co. Ltd.	297	65,135
Hyundai Home Shopping Network Corp.	184	9,978
Hyundai Hy Communications & Network Co. Ltd.	1,145	4,123
Hyundai Livart Furniture Co. Ltd.	618	7,002
Hyundai Marine & Fire Insurance Co. Ltd.	5,376	105,435
Hyundai Mipo Dockyard Co. Ltd.	317	8,738
Hyundai Mobis Co. Ltd.	1,914	307,095
Hyundai Motor Co.	5,648	448,452
Hyundai Rotem Co. Ltd.(1)	494	6,301
Hyundai Steel Co.	1,470	26,031
Hyundai Wia Corp.	1,160	35,173
i-SENS, Inc.	1,013	20,174
ICD Co. Ltd.	938	11,571
Il Dong Pharmaceutical Co. Ltd.(1)	137	1,530
Iljin Materials Co. Ltd.	490	18,534
Ilyang Pharmaceutical Co. Ltd.	166	6,447
iMarketKorea, Inc.	4,599	39,866
InBody Co. Ltd.	424	6,078
Industrial Bank of Korea	9,720	65,191
Innocean Worldwide, Inc.	401	16,797
Innox Advanced Materials Co. Ltd.(1)	317	9,580
Inscobee, Inc.(1)	4,307	8,327
Insun ENT Co. Ltd.(1)	243	1,684
Interflex Co. Ltd.(1)	957	7,872
INTOPS Co. Ltd.	955	8,009
iNtRON Biotechnology, Inc.(1)	213	2,578
IS Dongseo Co. Ltd.	734	18,317
JB Financial Group Co. Ltd.	16,223	62,389
Jcontentree Corp.(1)	46	1,110
Jejuair Co. Ltd.(1)	641	9,856
Jin Air Co. Ltd.(1)	372	3,227
Jusung Engineering Co. Ltd.	5,248	22,956
JW Holdings Corp.	833	3,575
JW Pharmaceutical Corp.	372	10,440
JYP Entertainment Corp.	1,785	33,113
Kakao Corp.	1,284	273,985
Kangwon Land, Inc.	2,770	54,277
KB Financial Group, Inc., ADR	13,173	360,282
KC Tech Co. Ltd.	1,621	26,741
KCC Corp.	592	68,834
KCC Glass Corp.(1)	57	1,418
KEPCO Plant Service & Engineering Co. Ltd.	340	8,488
Kginicis Co. Ltd.	2,739	51,651
KH Vatec Co. Ltd.(1)	337	5,681
Kia Motors Corp.	5,283	146,621
KIWOOM Securities Co. Ltd.	1,208	77,150
KMW Co. Ltd.(1)	154	7,285

Koentec Co. Ltd.	896	7,259
Koh Young Technology, Inc.	92	6,960
Kolmar BNH Co. Ltd.	340	11,131
Kolmar Korea Co. Ltd.	583	20,434
Kolmar Korea Holdings Co. Ltd.	429	7,820
Kolon Corp.	300	4,227
Kolon Industries, Inc.	665	17,883
Komipharm International Co. Ltd.(1)	371	5,550
KONA I Co. Ltd.(1)	684	7,208
Korea Aerospace Industries Ltd.	4,018	82,547
Korea Electric Power Corp., ADR(1)	12,622	110,947
Korea Electric Terminal Co. Ltd.	185	5,283
Korea Gas Corp.	1,299	31,412
Korea Information & Communications Co. Ltd.(1)	216	1,746
Korea Investment Holdings Co. Ltd.	4,108	175,582
Korea Line Corp.(1)	898	12,586
Korea Petrochemical Ind Co. Ltd.	184	19,382
Korea Real Estate Investment & Trust Co. Ltd.	19,437	29,175
Korea Shipbuilding & Offshore Engineering Co. Ltd.(1)	971	71,480
Korea United Pharm, Inc.	1,469	23,269
Korea Zinc Co. Ltd.	267	81,665
Korean Air Lines Co. Ltd.(1)	5,246	87,980
Korean Reinsurance Co.	5,219	31,207
KT Skylife Co. Ltd.	1,246	8,104
Kumho Industrial Co. Ltd.	253	1,415
Kumho Petrochemical Co. Ltd.	707	40,573
Kumho Tire Co., Inc.(1)	2,101	5,007
Kwang Dong Pharmaceutical Co. Ltd.	1,298	7,578
Kyobo Securities Co. Ltd.	927	5,119
Kyung Dong Navien Co. Ltd.	926	28,922
LEENO Industrial, Inc.	244	19,136
LegoChem Biosciences, Inc.(1)	526	21,929
LF Corp.	556	6,099
LG Chem Ltd.	3,249	1,028,440
LG Corp.	1,275	65,181
LG Display Co. Ltd., ADR(1)	34,862	147,815
LG Electronics, Inc.	8,904	427,593
LG Hausys Ltd.	489	26,996
LG HelloVision Co. Ltd.	1,041	3,672
LG Household & Health Care Ltd.	96	106,418
LG Innotek Co. Ltd.	1,485	177,519
LG International Corp.	2,656	33,696
LG Uplus Corp.	13,888	147,805
LIG Nex1 Co. Ltd.	340	9,872
Lock&Lock Co. Ltd.(1)	549	5,424
Lotte Chemical Corp.	306	46,624
Lotte Chilsung Beverage Co. Ltd.	189	15,836
Lotte Corp.	1,759	48,849
LOTTE Fine Chemical Co. Ltd.	1,648	50,516
Lotte Non-Life Insurance Co. Ltd.(1)	4,296	5,790
Lotte Shopping Co. Ltd.	828	59,700
Lotte Tour Development Co. Ltd.(1)	483	5,369
LS Corp.	2,067	62,580
LS Electric Co. Ltd.	2,027	74,803

LVMC Holdings(1)	1,090	4,195
Mando Corp.	3,904	84,363
Mcnex Co. Ltd.	2,052	53,218
Medy-Tox, Inc.	63	8,621
Meerecompany, Inc.	66	1,639
MegaStudyEdu Co. Ltd.	1,211	38,313
Meritz Financial Group, Inc.	4,490	36,505
Meritz Fire & Marine Insurance Co. Ltd.	5,157	60,737
Meritz Securities Co. Ltd.	23,080	61,417
Mezzion Pharma Co. Ltd.(1)	53	7,744
Mirae Asset Daewoo Co. Ltd.	12,475	62,399
Mirae Asset Life Insurance Co. Ltd.	10,455	25,803
Moorim P&P Co. Ltd.	1,055	2,588
Muhak Co. Ltd.(1)	242	1,200
Namhae Chemical Corp.	369	2,348
Namsun Aluminum Co. Ltd.(1)	1,726	8,874
NAVER Corp.	3,334	610,198
NCSoft Corp.	402	257,066
Neowiz(1)	1,167	20,794
NEPES Corp.	1,608	42,385
Netmarble Corp.(1)	417	31,122
Nexen Corp.	1,428	4,957
Nexen Tire Corp.	1,860	8,869
NH Investment & Securities Co. Ltd.	3,336	26,298
NHN Corp.(1)	514	36,320
NHN KCP Corp.	2,190	93,369
NICE Holdings Co. Ltd.	2,643	46,645
NICE Information Service Co. Ltd.	2,961	43,696
NongShim Co. Ltd.	155	39,503
NS Shopping Co. Ltd.	927	7,164
OCI Co. Ltd.(1)	216	6,896
Orion Corp/Republic of Korea	1,029	109,875
Orion Holdings Corp.	587	6,680
Oscotec, Inc.(1)	168	2,976
Osstem Implant Co. Ltd.(1)	309	7,814
Pan Ocean Co. Ltd.(1)	7,988	23,144
Partron Co. Ltd.	5,351	37,085
Pearl Abyss Corp.(1)	287	47,455
Peptron, Inc.(1)	90	1,198
PHARMA RESEARCH PRODUCTS Co. Ltd.	36	1,534
PI Advanced Materials Co. Ltd.	745	19,015
Poongsan Corp.	2,881	46,224
POSCO, ADR	19,718	727,791
POSCO Chemical Co. Ltd.	185	8,321
Posco ICT Co. Ltd.	1,823	7,037
Posco International Corp.	5,322	68,984
Pulmuone Co. Ltd.	1,683	21,052
RFHIC Corp.	340	9,913
S&T Motiv Co. Ltd.	1,175	38,057
S-1 Corp.	828	62,417
S-Oil Corp.	855	48,965
Sam Chun Dang Pharm Co. Ltd.	117	3,940
Samjin Pharmaceutical Co. Ltd.	1,819	40,784
SAMPYO Cement Co. Ltd.	973	2,796

Samsung Biologics Co. Ltd.(1)	283	142,446
Samsung C&T Corp.	869	69,735
Samsung Card Co. Ltd.	1,425	34,096
Samsung Electro-Mechanics Co. Ltd.	4,243	429,773
Samsung Electronics Co. Ltd., GDR	5,136	5,294,802
Samsung Engineering Co. Ltd.(1)	10,844	106,413
Samsung Fire & Marine Insurance Co. Ltd.	2,000	295,409
Samsung Heavy Industries Co. Ltd.(1)	6,232	24,325
Samsung Life Insurance Co. Ltd.	981	36,314
Samsung SDI Co. Ltd.	1,532	445,654
Samsung SDS Co. Ltd.	551	84,997
Samsung Securities Co. Ltd.	2,307	52,239
Samwha Capacitor Co. Ltd.	1,445	62,916
Samyang Foods Co. Ltd.	339	32,522
Sangsangin Co. Ltd.	5,065	31,291
SBS Media Holdings Co. Ltd.(1)	1,692	2,566
Seah Besteel Corp.	525	4,134
Seegene, Inc.	432	40,737
Sejong Telecom, Inc.(1)	5,123	1,369
Seobu T&D(1)	977	5,259
Seoul Semiconductor Co. Ltd.	5,088	57,297
SFA Engineering Corp.	1,152	33,029
SFA Semicon Co. Ltd.(1)	13,190	59,083
Shinhan Financial Group Co. Ltd., ADR	14,289	350,081
Shinsegae International, Inc.	135	21,352
Shinsegae, Inc.	604	119,913
Silicon Works Co. Ltd.	803	24,034
SillaJen, Inc.(1)	626	6,116
SK Chemicals Co. Ltd.	1,152	85,684
SK Discovery Co. Ltd.	725	16,651
SK Holdings Co. Ltd.	2,302	445,831
SK Hynix, Inc.	15,927	1,051,629
SK Innovation Co. Ltd.	783	75,229
SK Materials Co. Ltd.	403	52,886
SK Networks Co. Ltd.	20,012	84,083
SK Securities Co. Ltd.	12,360	6,384
SK Telecom Co. Ltd., ADR	10,419	200,566
SKC Co. Ltd.	750	34,714
SL Corp.	401	4,468
SM Entertainment Co. Ltd.(1)	278	5,859
Songwon Industrial Co. Ltd.	463	5,419
Soulbrain Co. Ltd.	1,291	84,438
Ssangyong Motor Co.(1)	2,905	3,812
ST Pharm Co. Ltd.(1)	124	3,705
Studio Dragon Corp.(1)	273	16,856
Suheung Co. Ltd.	124	5,387
Sung Kwang Bend Co. Ltd.	420	2,602
Sungwoo Hitech Co. Ltd.	2,998	6,972
Taewoong Co. Ltd.(1)	329	2,029
Taeyoung Engineering & Construction Co. Ltd.	3,238	40,662
Taihan Fiberoptics Co. Ltd.(1)	470	1,446
Telcon RF Pharmaceutical, Inc.(1)	379	1,352
TES Co. Ltd.	1,577	28,882
TK Corp.	380	2,624

Tokai Carbon Korea Co. Ltd.	154	10,408
Tongyang Life Insurance Co. Ltd.	2,410	5,728
Tongyang, Inc.	2,830	3,276
Toptec Co. Ltd.	790	14,754
Value Added Technology Co. Ltd.	136	2,478
Vieworks Co. Ltd.	352	9,533
Webzen, Inc.(1)	2,458	36,517
Whanin Pharmaceutical Co. Ltd.	148	1,617
Winix, Inc.	494	8,408
WiSoL Co. Ltd.	559	5,005
Wonik Holdings Co. Ltd.(1)	2,225	7,868
WONIK IPS Co. Ltd.(1)	340	8,955
Wonik Materials Co. Ltd.	745	14,272
Woongjin Thinkbig Co. Ltd.	11,642	22,657
Woori Financial Group, Inc.	43,029	318,266
Woori Investment Bank Co. Ltd.(1)	4,836	2,208
Y G-1 Co. Ltd.	226	864
YG Entertainment, Inc.(1)	46	1,104
Youlchon Chemical Co. Ltd.	239	2,687
Youngone Corp.	1,349	33,499
Yuanta Securities Korea Co. Ltd.(1)	3,369	7,281
Yuhan Corp.	1,025	43,015
Yungjin Pharmaceutical Co. Ltd.(1)	1,448	6,186
		25,307,673
Taiwan — 14.3%
A-DATA Technology Co. Ltd.	11,000	20,010
Aaeon Technology, Inc.	1,000	2,150
AcBel Polytech, Inc.	30,000	20,416
Accton Technology Corp.	9,000	72,500
Acer, Inc.	71,000	38,701
Acter Group Corp. Ltd.	5,000	34,671
Advanced Ceramic X Corp.	1,000	10,423
Advanced International Multitech Co. Ltd.	6,000	6,721
Advanced Wireless Semiconductor Co.	1,000	3,026
Advantech Co. Ltd.	2,000	19,811
Airtac International Group	4,000	68,746
Alchip Technologies Ltd.	3,000	29,991
Alpha Networks, Inc.(1)	39,000	34,511
Altek Corp.	7,000	5,649
Amazing Microelectronic Corp.	4,000	11,103
AmTRAN Technology Co. Ltd.(1)	13,000	3,135
Apex International Co. Ltd.	19,000	43,518
Arcadyan Technology Corp.	5,061	14,215
Ardentec Corp.	49,000	46,013
Argosy Research, Inc.	7,000	23,672
ASE Technology Holding Co. Ltd., ADR	78,207	319,085
Asia Cement Corp.	119,000	172,793
Asia Optical Co., Inc.	2,000	4,565
Asia Pacific Telecom Co. Ltd.(1)	7,209	1,576
Asia Polymer Corp.	57,000	33,159
Asia Vital Components Co. Ltd.	7,000	9,328
ASMedia Technology, Inc.	1,000	37,819
ASROCK, Inc.	3,000	14,122
Asustek Computer, Inc.	36,000	252,584

Aten International Co. Ltd.	9,000	26,849
AU Optronics Corp., ADR	63,044	157,610
AURAS Technology Co. Ltd.	6,000	33,931
Aurora Corp.	1,000	2,974
AVY Precision Technology, Inc.(1)	3,000	2,447
Bank of Kaohsiung Co. Ltd.	30,000	9,460
Basso Industry Corp.	3,000	4,062
BenQ Materials Corp.	4,000	2,188
BES Engineering Corp.	71,000	16,005
Bioteque Corp.	1,000	4,328
Bizlink Holding, Inc.(1)	3,000	19,671
Brogent Technologies, Inc.	1,000	4,053
Capital Futures Corp.	2,000	2,573
Capital Securities Corp.	180,000	59,833
Career Technology MFG. Co. Ltd.	5,000	4,422
Casetek Holdings Ltd.	11,000	16,492
Caswell, Inc.	3,000	14,044
Catcher Technology Co. Ltd.	37,000	268,975
Cathay Financial Holding Co. Ltd.	269,000	359,121
Cayman Engley Industrial Co. Ltd.	1,000	1,905
Center Laboratories, Inc.	1,000	1,922
Central Reinsurance Co. Ltd.	13,000	8,257
Chailease Holding Co. Ltd.	5,000	19,439
Chang Hwa Commercial Bank Ltd.	63,000	39,483
Chang Wah Electromaterials, Inc.	2,000	10,561
Chang Wah Technology Co. Ltd.	7,000	7,134
Channel Well Technology Co. Ltd.	5,000	4,562
Charoen Pokphand Enterprise	18,000	43,441
Chaun-Choung Technology Corp.	1,000	8,230
CHC Healthcare Group	5,000	6,391
CHC Resources Corp.	4,000	5,848
Chenbro Micom Co. Ltd.	10,000	32,156
Cheng Loong Corp.	85,000	66,868
Cheng Shin Rubber Industry Co. Ltd.	56,000	61,245
Cheng Uei Precision Industry Co. Ltd.	32,000	38,813
Chia Chang Co. Ltd.	6,000	6,856
Chia Hsin Cement Corp.	13,000	7,239
Chicony Electronics Co. Ltd.	28,000	80,257
Chicony Power Technology Co. Ltd.	12,000	26,799
Chief Telecom, Inc.	2,000	27,235
Chieftek Precision Co. Ltd.	1,000	3,198
Chilisin Electronics Corp.	9,000	28,716
Chin-Poon Industrial Co. Ltd.	43,000	34,218
China Airlines Ltd.	174,000	47,591
China Bills Finance Corp.	38,000	18,487
China Chemical & Pharmaceutical Co. Ltd.	4,000	2,853
China Development Financial Holding Corp.	709,000	214,912
China General Plastics Corp.	49,000	31,063
China Life Insurance Co. Ltd.(1)	129,000	89,299
China Man-Made Fiber Corp.	49,000	10,101
China Metal Products	11,000	10,216
China Motor Corp.	6,800	8,220
China Petrochemical Development Corp.	97,000	26,751
China Steel Corp.	476,000	314,190

Chinese Maritime Transport Ltd.	6,000	4,772
Ching Feng Home Fashions Co. Ltd.(1)	7,000	7,546
Chipbond Technology Corp.	40,000	81,900
ChipMOS Technologies, Inc.	34,000	35,033
Chlitina Holding Ltd.	3,000	19,710
Chong Hong Construction Co. Ltd.	3,000	8,361
Chroma ATE, Inc.	2,000	8,741
Chung Hung Steel Corp.	110,000	28,629
Chung Hwa Pulp Corp.	10,000	2,697
Chung-Hsin Electric & Machinery Manufacturing Corp.	61,000	57,965
Chunghwa Telecom Co. Ltd., ADR	7,015	259,765
Cleanaway Co. Ltd.	2,000	10,298
Clevo Co.	29,000	28,044
CMC Magnetics Corp.(1)	45,685	11,021
Co-Tech Development Corp.	8,000	10,917
Compal Electronics, Inc.	143,000	91,045
Compeq Manufacturing Co. Ltd.	49,000	68,703
Continental Holdings Corp.	9,000	3,495
Coretronic Corp.	42,000	43,416
CTBC Financial Holding Co. Ltd.	808,000	537,533
CTCI Corp.	17,000	19,215
Cyberlink Corp.	1,000	3,770
CyberTAN Technology, Inc.	16,000	7,740
D-Link Corp.(1)	5,000	2,043
DA CIN Construction Co. Ltd.	3,000	2,172
Da-Li Development Co. Ltd.	2,000	1,944
Dadi Early-Childhood Education Group Ltd.	1,000	6,342
Dafeng TV Ltd.	4,000	5,589
Darfon Electronics Corp.	5,000	5,981
Darwin Precisions Corp.	5,000	1,668
Daxin Materials Corp.	2,000	5,877
Delta Electronics, Inc.	16,000	73,634
Depo Auto Parts Ind Co. Ltd.	4,000	6,463
Double Bond Chemical Industry Co. Ltd.	3,000	6,902
Dynapack International Technology Corp.	7,000	19,111
E Ink Holdings, Inc.	17,000	22,999
E-LIFE MALL Corp.	4,000	9,145
E.Sun Financial Holding Co. Ltd.	177,000	157,341
Eastern Media International Corp.	3,000	1,588
Eclat Textile Co. Ltd.	3,000	30,933
ECOVE Environment Corp.	1,000	7,083
Egis Technology, Inc.	1,000	6,165
Elan Microelectronics Corp.	14,000	46,687
Elite Advanced Laser Corp.	18,000	39,398
Elite Material Co. Ltd.	14,000	68,904
Elite Semiconductor Memory Technology, Inc.	33,000	44,974
Elitegroup Computer Systems Co. Ltd.(1)	11,000	4,288
eMemory Technology, Inc.	1,000	12,182
Epistar Corp.(1)	51,000	61,177
Eson Precision Ind Co. Ltd.	5,000	5,171
Eternal Materials Co. Ltd.	82,000	87,475
Eva Airways Corp.	138,000	50,638
Everest Textile Co. Ltd.(1)	3,000	804
Evergreen International Storage & Transport Corp.	36,000	15,361

Evergreen Marine Corp. Taiwan Ltd.(1)	139,190	50,592
Everlight Chemical Industrial Corp.	54,000	25,388
Everlight Electronics Co. Ltd.	54,000	55,875
Excelsior Medical Co. Ltd.	6,000	11,237
Far Eastern Department Stores Ltd.	103,000	82,399
Far Eastern International Bank	143,000	50,545
Far Eastern New Century Corp.	176,000	157,863
Far EasTone Telecommunications Co. Ltd.	78,000	168,170
Faraday Technology Corp.	2,000	2,910
Farglory Land Development Co. Ltd.	29,000	42,259
Federal Corp.(1)	13,000	6,864
Feng Hsin Steel Co. Ltd.	38,000	65,981
Feng TAY Enterprise Co. Ltd.	4,000	24,155
Firich Enterprises Co. Ltd.	3,000	2,967
First Financial Holding Co. Ltd.	182,000	138,684
First Steamship Co. Ltd.	24,000	7,677
Fitipower Integrated Technology, Inc.	4,000	3,631
FLEXium Interconnect, Inc.	31,000	112,083
Flytech Technology Co. Ltd.	1,000	2,259
FocalTech Systems Co. Ltd.(1)	44,000	44,528
Forest Water Environment Engineering Co. Ltd.	1,000	1,439
Formosa Advanced Technologies Co. Ltd.	26,000	32,257
Formosa Chemicals & Fibre Corp.	33,000	79,246
Formosa International Hotels Corp.	1,000	5,238
Formosa Petrochemical Corp.	17,000	49,718
Formosa Plastics Corp.	61,000	168,854
Formosa Sumco Technology Corp.	7,000	36,872
Formosa Taffeta Co. Ltd.	25,000	28,500
Formosan Rubber Group, Inc.	22,000	12,982
Formosan Union Chemical	6,650	2,960
Foxconn Technology Co. Ltd.	34,000	61,121
Foxsemicon Integrated Technology, Inc.	10,000	54,753
Fubon Financial Holding Co. Ltd.	302,000	426,961
Fulltech Fiber Glass Corp.	11,000	3,552
Fusheng Precision Co. Ltd.	7,000	40,612
Gamania Digital Entertainment Co. Ltd.	3,000	6,232
GCS Holdings, Inc.	1,000	1,735
GEM Services, Inc.	1,000	1,992
Gemtek Technology Corp.(1)	35,000	25,045
General Interface Solution Holding Ltd.	11,000	41,649
Genius Electronic Optical Co. Ltd.	1,079	17,350
Getac Technology Corp.	29,000	42,333
Giant Manufacturing Co. Ltd.	2,000	15,681
Giantplus Technology Co. Ltd.(1)	6,000	1,796
Gigabyte Technology Co. Ltd.	37,000	72,808
Ginko International Co. Ltd.	3,000	15,162
Global Brands Manufacture Ltd.	17,000	8,593
Global Lighting Technologies, Inc.	1,000	4,782
Global PMX Co. Ltd.	1,000	5,004
Globalwafers Co. Ltd.	11,000	132,644
Globe Union Industrial Corp.	13,000	5,438
Gloria Material Technology Corp.	8,000	4,346
Gold Circuit Electronics Ltd.(1)	20,000	24,853
Golden Friends Corp.	1,000	1,932

Goldsun Building Materials Co. Ltd.	30,000	13,957
Gourmet Master Co. Ltd.	10,000	36,864
Grand Ocean Retail Group Ltd.	3,000	2,437
Grand Pacific Petrochemical(1)	80,000	37,631
Grape King Bio Ltd.	5,000	31,493
Great China Metal Industry	9,000	6,466
Great Wall Enterprise Co. Ltd.	26,000	37,271
Greatek Electronics, Inc.	12,000	18,004
GTM Holdings Corp.	7,000	4,865
Gudeng Precision Industrial Co. Ltd.	3,113	22,546
Hannstar Board Corp.	33,927	43,808
HannStar Display Corp.	244,000	48,023
HannsTouch Solution, Inc.(1)	28,000	9,469
Heran Co. Ltd.	7,000	22,970
Highwealth Construction Corp.	6,000	8,874
HIM International Music, Inc.	1,000	3,798
Hiroca Holdings Ltd.	3,000	5,207
Hitron Technology, Inc.	19,000	12,768
Hiwin Technologies Corp.	3,000	30,691
Ho Tung Chemical Corp.	151,000	37,251
Holiday Entertainment Co. Ltd.	4,000	8,823
Holtek Semiconductor, Inc.	2,000	4,293
Holy Stone Enterprise Co. Ltd.	9,000	37,230
Hon Hai Precision Industry Co. Ltd.	403,000	1,018,754
Hong Pu Real Estate Development Co. Ltd.	11,000	8,527
Hotai Motor Co. Ltd.	5,000	89,472
Hsin Kuang Steel Co. Ltd.	2,000	1,645
Hsin Yung Chien Co. Ltd.	1,000	2,686
Hsing TA Cement Co.	12,000	7,042
HTC Corp.	24,000	24,404
Hu Lane Associate, Inc.	9,000	24,827
Hua Nan Financial Holdings Co. Ltd.	134,000	86,911
Huaku Development Co. Ltd.	25,000	79,081
Huang Hsiang Construction Corp.	3,000	3,497
Hung Ching Development & Construction Co. Ltd.	7,000	4,689
Hung Sheng Construction Ltd.(1)	23,600	13,459
Huxen Corp.	3,000	5,271
I-Sheng Electric Wire & Cable Co. Ltd.	10,000	14,598
Ibase Technology, Inc.	1,000	1,320
IBF Financial Holdings Co. Ltd.	90,040	33,892
Ichia Technologies, Inc.	18,000	7,927
IEI Integration Corp.	3,000	3,913
Innodisk Corp.	8,000	50,915
Innolux Corp.	515,000	106,866
Intai Technology Corp.	2,000	8,596
International CSRC Investment Holdings Co.	19,000	12,768
International Games System Co. Ltd.	1,000	18,678
Inventec Corp.	77,000	62,664
Iron Force Industrial Co. Ltd.	3,000	8,789
ITE Technology, Inc.	4,000	7,870
ITEQ Corp.	11,000	49,528
Jentech Precision Industrial Co. Ltd.	3,000	24,944
Jih Sun Financial Holdings Co. Ltd.	90,000	27,813
Jourdeness Group Ltd.	1,000	2,793

KEE TAI Properties Co. Ltd.	28,000	9,524
Kenda Rubber Industrial Co. Ltd.	20,000	19,258
Kindom Development Co. Ltd.	30,000	29,486
King Yuan Electronics Co. Ltd.	77,000	77,223
King's Town Bank Co. Ltd.	57,000	59,130
Kingpak Technology, Inc.	1,000	5,441
Kinik Co.	6,000	12,184
Kinpo Electronics	146,000	55,532
Kinsus Interconnect Technology Corp.	18,000	28,925
KMC Kuei Meng International, Inc.	1,000	3,935
KS Terminals, Inc.	1,000	1,386
Kung Long Batteries Industrial Co. Ltd.	10,000	47,959
Kuoyang Construction Co. Ltd.	5,000	3,914
L&K Engineering Co. Ltd.	3,000	2,592
Lanner Electronics, Inc.	1,000	1,909
Largan Precision Co. Ltd.	2,000	255,590
Lealea Enterprise Co. Ltd.	17,000	4,144
Lelon Electronics Corp.	3,000	4,175
Lemtech Holdings Co. Ltd.	1,000	2,845
Lextar Electronics Corp.	25,000	15,390
Li Cheng Enterprise Co. Ltd.	1,000	1,116
Li Peng Enterprise Co. Ltd.	14,000	2,754
Lian HWA Food Corp.	2,000	2,785
Lien Hwa Industrial Holdings Corp.	6,000	8,262
Lion Travel Service Co. Ltd.	1,000	2,616
Lite-On Technology Corp.	67,000	107,467
Long Bon International Co. Ltd.	4,800	2,265
Longchen Paper & Packaging Co. Ltd.	91,000	40,069
Longwell Co.	6,000	12,313
Lotes Co. Ltd.	3,000	40,330
Lotus Pharmaceutical Co. Ltd.(1)	1,000	2,597
Lumax International Corp. Ltd.	10,000	22,208
Lung Yen Life Service Corp.	18,000	34,184
Macauto Industrial Co. Ltd.	4,000	10,036
Machvision, Inc.	1,039	11,340
Macronix International	32,000	34,287
Makalot Industrial Co. Ltd.	1,000	4,798
Marketech International Corp.	2,000	5,467
Mechema Chemicals International Corp.	2,000	3,318
MediaTek, Inc.	13,000	200,564
Mega Financial Holding Co. Ltd.	248,000	254,223
Mercuries & Associates Holding Ltd.(1)	50,000	36,817
Mercuries Life Insurance Co. Ltd.(1)	130,000	39,895
Merry Electronics Co. Ltd.	13,000	58,689
Micro-Star International Co. Ltd.	39,000	131,354
Microbio Co. Ltd.(1)	6,000	6,199
Mirle Automation Corp.	5,000	6,187
Mitac Holdings Corp.	38,000	40,951
MOSA Industrial Corp.	1,000	1,059
Nak Sealing Technologies Corp.	3,000	6,381
Namchow Holdings Co. Ltd.	9,000	13,350
Nan Kang Rubber Tire Co. Ltd.	34,000	44,420
Nan Liu Enterprise Co. Ltd.	6,000	48,766
Nan Pao Resins Chemical Co. Ltd.	1,000	4,701

Nan Ya Plastics Corp.	50,000	104,919
Nan Ya Printed Circuit Board Corp.(1)	3,000	5,604
Nantex Industry Co. Ltd.	11,000	13,714
Nanya Technology Corp.	30,000	59,883
Newmax Technology Co. Ltd.(1)	1,000	1,766
Nichidenbo Corp.	9,000	15,733
Nien Made Enterprise Co. Ltd.	3,000	25,726
Novatek Microelectronics Corp.	13,000	88,865
Nuvoton Technology Corp.	2,000	2,605
O-Bank Co. Ltd.(1)	68,000	15,676
Ocean Plastics Co. Ltd.(1)	2,000	2,062
OptoTech Corp.	13,000	9,162
Orient Semiconductor Electronics Ltd.(1)	26,000	10,266
Oriental Union Chemical Corp.	8,000	4,456
P-Duke Technology Co. Ltd.	2,000	4,614
Pacific Hospital Supply Co. Ltd.	1,000	2,623
Paiho Shih Holdings Corp.	1,000	991
Pan Jit International, Inc.	16,000	12,657
Pan-International Industrial Corp.	14,000	8,241
Parade Technologies Ltd.	2,000	57,309
Pegatron Corp.	132,000	283,950
PharmaEngine, Inc.	13,000	31,369
PharmaEssentia Corp.(1)	1,000	3,420
Pharmally International Holding Co. Ltd.	1,282	6,480
Phison Electronics Corp.	1,000	9,178
Pixart Imaging, Inc.	3,000	16,369
Polytronics Technology Corp.	2,000	4,184
Pou Chen Corp.	86,000	84,758
Power Wind Health Industry, Inc.	1,000	6,907
Powertech Technology, Inc.	67,000	216,742
Poya International Co. Ltd.	3,000	57,765
President Chain Store Corp.	17,000	167,370
President Securities Corp.	37,000	16,158
Primax Electronics Ltd.	14,000	21,648
Prince Housing & Development Corp.	108,000	34,752
Promate Electronic Co. Ltd.	2,000	2,302
Prosperity Dielectrics Co. Ltd.	7,000	12,755
Qisda Corp.	15,000	8,304
Quang Viet Enterprise Co. Ltd.	6,000	25,309
Quanta Computer, Inc.	149,000	347,789
Quanta Storage, Inc.	12,000	14,715
Radiant Opto-Electronics Corp.	15,000	51,558
Radium Life Tech Co. Ltd.	24,000	7,851
Realtek Semiconductor Corp.	16,000	137,997
Rechi Precision Co. Ltd.	2,000	1,137
Rexon Industrial Corp. Ltd.	1,000	2,683
Rich Development Co. Ltd.	40,000	12,817
Ritek Corp.(1)	7,000	1,329
Roo Hsing Co. Ltd.(1)	75,000	21,632
Ruentex Development Co. Ltd.(1)	36,000	54,864
Ruentex Engineering & Construction Co.	1,000	2,152
Ruentex Industries Ltd.(1)	28,000	60,945
Ruentex Materials Co. Ltd.	3,000	3,953
Sampo Corp.	50,000	33,334

San Fang Chemical Industry Co. Ltd.	13,000	10,207
San Far Property Ltd.(1)	11,000	5,651
San Shing Fastech Corp.	17,000	25,180
Sanyang Motor Co. Ltd.	6,000	4,178
Savior Lifetec Corp.(1)	7,000	6,235
SCI Pharmtech, Inc.	2,000	9,195
ScinoPharm Taiwan Ltd.	2,000	2,007
SDI Corp.	5,000	7,499
Senao International Co. Ltd.	1,000	938
Senao Networks, Inc.	1,000	3,637
Sesoda Corp.	8,000	6,412
Shane Global Holding, Inc.	1,000	3,664
Shanghai Commercial & Savings Bank Ltd. (The)	53,000	75,673
Sheng Yu Steel Co. Ltd.	7,000	3,757
Shin Kong Financial Holding Co. Ltd.(1)	575,313	160,031
Shin Zu Shing Co. Ltd.	13,000	58,769
Shining Building Business Co. Ltd.(1)	19,000	5,872
Shinkong Insurance Co. Ltd.	14,000	16,639
Shinkong Synthetic Fibers Corp.	109,000	39,255
Shiny Chemical Industrial Co. Ltd.	1,000	3,238
Sigurd Microelectronics Corp.	47,063	58,645
Silergy Corp.	1,000	53,981
Simplo Technology Co. Ltd.	10,000	106,617
Sinbon Electronics Co. Ltd.	4,000	20,082
Sincere Navigation Corp.	15,060	7,031
Sinmag Equipment Corp.	1,000	3,018
Sino-American Silicon Products, Inc.	45,000	131,814
Sinon Corp.	62,000	37,591
SinoPac Financial Holdings Co. Ltd.	584,000	229,819
Sinyi Realty, Inc.	9,000	8,043
Sitronix Technology Corp.	8,000	40,582
Soft-World International Corp.	4,000	14,269
Solar Applied Materials Technology Co.(1)	3,000	1,992
Sonix Technology Co. Ltd.	4,000	7,707
Speed Tech Corp.(1)	1,000	2,731
St Shine Optical Co. Ltd.	2,000	23,844
Standard Chemical & Pharmaceutical Co. Ltd.	2,000	2,599
Standard Foods Corp.	18,000	38,094
Stark Technology, Inc.	5,000	11,502
Sunjuice Holdings Co. Ltd.	1,000	6,963
Sunny Friend Environmental Technology Co. Ltd.	1,000	8,667
Sunonwealth Electric Machine Industry Co. Ltd.	9,000	16,085
Sunplus Technology Co. Ltd.(1)	25,000	9,299
Sunrex Technology Corp.	1,000	1,207
Supreme Electronics Co. Ltd.	45,000	44,258
Swancor Holding Co. Ltd.	4,000	11,194
Sweeten Real Estate Development Co. Ltd.	4,000	2,708
Syncmold Enterprise Corp.	11,000	29,712
Synnex Technology International Corp.	105,000	155,387
Systex Corp.	9,000	24,300
TA Chen Stainless Pipe	1,000	895
Ta Ya Electric Wire & Cable	8,000	2,879
TA-I Technology Co. Ltd.	8,750	22,772
Taichung Commercial Bank Co. Ltd.	195,000	74,123

TaiDoc Technology Corp.	1,000	9,764
Taiflex Scientific Co. Ltd.	22,000	34,536
Taigen Biopharmaceuticals Holdings Ltd.(1)	2,000	1,193
TaiMed Biologics, Inc.(1)	1,000	3,152
Taimide Tech, Inc.	1,000	1,320
Tainan Spinning Co. Ltd.	94,000	28,841
Taishin Financial Holding Co. Ltd.	483,000	209,398
TaiSol Electronics Co. Ltd.	4,000	11,873
Taisun Enterprise Co. Ltd.	4,000	3,247
Taiwan Business Bank	236,000	83,430
Taiwan Cement Corp.	276,000	391,616
Taiwan Cogeneration Corp.	28,000	35,287
Taiwan Cooperative Financial Holding Co. Ltd.	140,000	95,238
Taiwan FamilyMart Co. Ltd.	1,000	7,928
Taiwan Fertilizer Co. Ltd.	25,000	40,743
Taiwan Fire & Marine Insurance Co. Ltd.	8,000	5,373
Taiwan FU Hsing Industrial Co. Ltd.	11,000	14,835
Taiwan Glass Industry Corp.	35,000	10,274
Taiwan High Speed Rail Corp.	84,000	105,572
Taiwan Hon Chuan Enterprise Co. Ltd.	29,000	51,745
Taiwan Land Development Corp.(1)	30,000	6,492
Taiwan Mask Corp.	1,000	868
Taiwan Mobile Co. Ltd.	22,000	78,800
Taiwan Navigation Co. Ltd.	9,000	4,756
Taiwan Paiho Ltd.	4,000	9,141
Taiwan PCB Techvest Co. Ltd.	14,000	17,393
Taiwan Pulp & Paper Corp.	3,000	2,072
Taiwan Sakura Corp.	4,000	6,269
Taiwan Secom Co. Ltd.	27,000	77,026
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	107,449	5,407,908
Taiwan Shin Kong Security Co. Ltd.	7,000	8,417
Taiwan Steel Union Co. Ltd.	1,000	2,018
Taiwan Styrene Monomer	30,000	16,209
Taiwan Surface Mounting Technology Corp.	23,000	87,884
Taiwan TEA Corp.	17,000	8,445
Taiwan Union Technology Corp.	6,000	27,620
Taiyen Biotech Co. Ltd.	6,000	6,250
Tatung Co. Ltd.(1)	38,000	26,295
TCI Co. Ltd.	3,000	26,423
Teco Electric and Machinery Co. Ltd.	66,000	62,025
Test Research, Inc.	20,000	36,544
Test Rite International Co. Ltd.	33,000	20,950
Thinking Electronic Industrial Co. Ltd.	3,000	8,726
Thye Ming Industrial Co. Ltd.	9,000	8,920
Ton Yi Industrial Corp.	34,000	9,955
Tong Hsing Electronic Industries Ltd.	6,000	26,533
Tong Yang Industry Co. Ltd.	16,000	19,481
Top Bright Holding Co. Ltd.	3,000	10,395
TOPBI International Holdings Ltd.	3,446	6,636
Topco Scientific Co. Ltd.	14,000	48,564
Topkey Corp.	2,000	8,140
TPK Holding Co. Ltd.(1)	12,000	16,974
Trade-Van Information Services Co.	2,000	2,810
Transcend Information, Inc.	16,000	37,470
Tripod Technology Corp.	32,000	119,959

TSRC Corp.	50,000	27,102
Ttet Union Corp.	1,000	3,964
TTFB Co. Ltd.	1,000	8,522
TTY Biopharm Co. Ltd.	2,000	4,948
Tung Ho Steel Enterprise Corp.	67,000	53,490
Tung Thih Electronic Co. Ltd.(1)	1,000	1,950
TXC Corp.	17,000	33,302
TYC Brother Industrial Co. Ltd.	10,000	7,806
U-Ming Marine Transport Corp.	17,000	16,466
Uni-President Enterprises Corp.	111,000	269,362
Unimicron Technology Corp.	51,000	68,253
Union Bank of Taiwan(1)	112,000	40,518
Unitech Printed Circuit Board Corp.	31,000	23,398
United Integrated Services Co. Ltd.	6,000	42,026
United Microelectronics Corp.	805,000	414,495
United Renewable Energy Co. Ltd.(1)	30,000	5,995
Universal Cement Corp.	12,000	7,081
Universal Microwave Technology, Inc.	1,000	2,522
Unizyx Holding Corp.(1)	4,000	2,168
UPC Technology Corp.	97,000	29,276
USI Corp.	43,000	16,997
Vanguard International Semiconductor Corp.	33,000	80,878
Visual Photonics Epitaxy Co. Ltd.	1,000	2,799
Vivotek, Inc.	1,000	2,382
Voltronic Power Technology Corp.	2,000	51,038
Wafer Works Corp.	41,000	44,803
Wah Lee Industrial Corp.	2,000	3,681
Walsin Lihwa Corp.	236,000	109,362
Walsin Technology Corp.	23,000	143,325
Wan Hai Lines Ltd.	24,000	13,046
Wei Chuan Foods Corp.	20,000	14,826
Weikeng Industrial Co. Ltd.	18,000	8,765
Well Shin Technology Co. Ltd.	5,000	7,502
Win Semiconductors Corp.	3,000	25,691
Winbond Electronics Corp.	98,000	44,972
Wisdom Marine Lines Co. Ltd.(1)	16,000	12,084
Wistron Corp.	224,000	213,731
Wistron Information Technology & Services Corp.	1,000	2,536
Wiwynn Corp.	5,000	133,577
Wowprime Corp.	2,000	4,903
WPG Holdings Ltd.	36,000	47,114
WT Microelectronics Co. Ltd.	11,000	13,705
WUS Printed Circuit Co. Ltd.	10,000	9,961
XinTec, Inc.(1)	1,000	2,728
Xxentria Technology Materials Corp.	16,000	28,691
Yageo Corp.	10,000	123,467
Yang Ming Marine Transport Corp.(1)	147,000	31,867
YC INOX Co. Ltd.	45,000	36,004
Yem Chio Co. Ltd.	5,000	1,758
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,000	2,004
YFY, Inc.	137,000	60,243
Yieh Phui Enterprise Co. Ltd.	51,000	14,141
Youngtek Electronics Corp.	5,000	10,445
Yuanta Financial Holding Co. Ltd.	456,000	247,184

Yulon Finance Corp.	6,000	19,974
Yulon Motor Co. Ltd.	68,000	44,911
YungShin Global Holding Corp.	3,000	4,778
Zeng Hsing Industrial Co. Ltd.	3,000	13,300
Zhen Ding Technology Holding Ltd.	30,000	119,643
Zinwell Corp.	3,000	1,631
Zippy Technology Corp.	3,000	3,351
ZongTai Real Estate Development Co. Ltd.	2,000	2,271
		26,657,798
Thailand — 2.9%
Advanced Info Service PCL, NVDR	35,200	212,691
AEON Thana Sinsap Thailand PCL, NVDR	3,000	13,296
Airports of Thailand PCL, NVDR	73,700	144,595
Ananda Development PCL, NVDR	49,000	2,149
AP Thailand PCL, NVDR	105,600	18,509
Asia Aviation PCL, NVDR(1)	51,800	3,232
Asia Sermkij Leasing PCL, NVDR	18,000	10,426
B Grimm Power PCL, NVDR	50,200	83,839
Bangchak Corp. PCL, NVDR	63,700	44,043
Bangkok Airways PCL, NVDR	55,100	9,931
Bangkok Bank PCL, NVDR	40,100	138,227
Bangkok Chain Hospital PCL, NVDR	40,100	18,367
Bangkok Dusit Medical Services PCL, NVDR	129,900	91,599
Bangkok Expressway & Metro PCL, NVDR	136,700	42,161
Bangkok Land PCL, NVDR	803,700	26,455
Bangkok Life Assurance PCL, NVDR	89,200	41,933
Banpu PCL, NVDR	232,600	45,523
Banpu Power PCL, NVDR	25,500	13,980
BCPG PCL, NVDR	25,500	13,815
Beauty Community PCL, NVDR	222,700	12,339
BEC World PCL, NVDR(1)	136,700	18,213
Berli Jucker PCL, NVDR	10,500	13,987
BTS Group Holdings PCL, NVDR	103,100	39,457
Bumrungrad Hospital PCL, NVDR	20,600	77,958
Cal-Comp Electronics Thailand PCL, NVDR	371,400	18,235
Carabao Group PCL, NVDR	9,700	29,470
Central Pattana PCL, NVDR	67,500	104,795
Central Plaza Hotel PCL, NVDR(1)	16,800	13,203
Central Retail Corp. PCL, NVDR(1)	26,866	32,602
CH Karnchang PCL, NVDR	33,600	17,491
Charoen Pokphand Foods PCL, NVDR	142,200	141,548
Chularat Hospital PCL, NVDR	221,800	18,049
CK Power PCL, NVDR(1)	110,900	15,219
Com7 PCL, NVDR	47,500	36,764
CP ALL PCL, NVDR(1)	121,700	269,193
Diamond Building Products PCL, NVDR	47,200	7,996
Dynasty Ceramic PCL, NVDR	254,800	15,172
Eastern Polymer Group PCL, NVDR	66,600	10,671
Eastern Water Resources Development and Management PCL, NVDR	40,100	13,084
Electricity Generating PCL, NVDR	5,700	49,257
Energy Absolute PCL, NVDR	55,200	67,430
Erawan Group PCL (The), NVDR	128,500	13,351
Esso Thailand PCL, NVDR(1)	58,600	10,298
GFPT PCL, NVDR	48,500	18,103

Gulf Energy Development PCL, NVDR	15,400	18,386
Gunkul Engineering PCL, NVDR	489,100	43,889
Hana Microelectronics PCL, NVDR	47,900	45,205
Home Product Center PCL, NVDR	223,600	104,634
Ichitan Group PCL, NVDR	79,300	16,652
Indorama Ventures PCL, NVDR	21,400	19,334
Intouch Holdings PCL, NVDR	25,600	43,485
IRPC PCL, NVDR	735,400	62,857
Italian-Thai Development PCL, NVDR(1)	459,000	16,368
Jasmine International PCL, NVDR	349,300	41,223
Jay Mart PCL, NVDR	57,457	15,738
JMT Network Services PCL, NVDR	25,500	16,398
JWD Infologistics PCL, NVDR	56,600	12,058
Kasikornbank PCL, NVDR	10,500	31,906
KCE Electronics PCL, NVDR	34,400	20,208
KGI Securities Thailand PCL, NVDR	216,700	23,379
Khon Kaen Sugar Industry PCL, NVDR	113,700	7,267
Kiatnakin Bank PCL, NVDR	33,600	45,122
Krung Thai Bank PCL, NVDR	205,200	66,841
Krungthai Card PCL, NVDR	32,600	39,552
Land & Houses PCL, NVDR	103,100	23,578
LPN Development PCL, NVDR	80,600	14,408
Major Cineplex Group PCL, NVDR	54,900	29,558
MBK PCL, NVDR	56,900	27,227
MC Group PCL, NVDR	18,700	5,359
MCOT PCL, NVDR(1)	1,000	180
Mega Lifesciences PCL, NVDR	47,400	51,321
Minor International PCL, NVDR(1)	129,200	75,775
MK Restaurants Group PCL, NVDR	8,500	15,264
Muangthai Capital PCL, NVDR(1)	44,900	78,268
Namyong Terminal PCL, NVDR	47,400	4,595
Noble Development PCL, NVDR	40,300	14,914
Nok Airlines PCL, NVDR(1)	19,400	610
Origin Property PCL, NVDR	73,700	11,769
Osotspa PCL, NVDR	19,200	25,704
Plan B Media Pcl, NVDR	55,100	9,604
Polyplex Thailand PCL, NVDR	39,500	16,457
Precious Shipping PCL, NVDR(1)	63,200	7,718
Property Perfect PCL, NVDR	667,810	7,376
PTG Energy PCL, NVDR	80,600	37,437
PTT Exploration & Production PCL, NVDR	37,800	99,258
PTT Global Chemical PCL, NVDR	37,600	51,210
PTT PCL, NVDR	264,400	297,070
Quality Houses PCL, NVDR	607,100	41,112
Rajthanee Hospital PCL, NVDR	31,600	21,904
Ratch Group PCL, NVDR	34,000	74,563
Ratchthani Leasing PCL, NVDR	118,100	13,771
Rojana Industrial Park PCL, NVDR	111,600	14,934
RS PCL, NVDR	25,500	9,434
Samart Corp. PCL, NVDR	66,600	11,274
Sansiri PCL, NVDR	710,200	17,511
Sappe PCL, NVDR	2,500	1,331
SEAFCO PCL, NVDR	56,000	9,297
Siam Cement PCL (The), NVDR	13,100	141,225

Siam Commercial Bank PCL (The), NVDR	27,800	64,440
Siam Future Development PCL, NVDR	80,600	12,282
Siam Global House PCL, NVDR	112,095	51,644
Siamgas & Petrochemicals PCL, NVDR	58,900	15,424
Sikarin PCL, NVDR	19,500	2,944
Sino-Thai Engineering & Construction PCL, NVDR	80,600	38,997
Somboon Advance Technology PCL, NVDR	25,500	9,034
SPCG PCL, NVDR	52,000	28,556
Sri Trang Agro-Industry PCL, NVDR(1)	72,800	61,016
Srisawad Corp. PCL, NVDR(1)	40,100	72,051
Star Petroleum Refining PCL, NVDR	80,600	17,247
STP & I PCL, NVDR	83,400	12,352
Supalai PCL, NVDR	110,600	51,327
Super Energy Corp. PCL, NVDR	1,916,800	48,665
Taokaenoi Food & Marketing PCL, NVDR	47,600	14,094
Thai Airways International PCL, NVDR(1)	63,800	8,237
Thai Oil PCL, NVDR	55,100	75,098
Thai Union Group PCL, NVDR	239,800	103,698
Thai Vegetable Oil PCL, NVDR	41,800	34,761
Thaifoods Group PCL, NVDR	289,000	39,263
Thanachart Capital PCL, NVDR	10,500	12,008
Thoresen Thai Agencies PCL, NVDR	183,300	16,082
Tipco Asphalt PCL, NVDR	61,800	42,656
Tisco Financial Group PCL, NVDR	19,500	45,849
TMB Bank PCL, NVDR	1,500,300	54,611
TOA Paint Thailand PCL, NVDR	25,200	28,086
Total Access Communication PCL, NVDR	47,800	67,337
TPI Polene PCL, NVDR	366,300	13,441
TPI Polene Power PCL, NVDR	260,300	32,797
TQM Corp. PCL, NVDR	10,900	35,139
True Corp. PCL, NVDR	799,300	93,574
TTW PCL, NVDR	40,700	17,543
U City PCL, NVDR(1)	465,000	17,178
Unique Engineering & Construction PCL, NVDR	118,300	19,434
United Paper PCL, NVDR	17,900	5,751
Univentures PCL, NVDR	24,400	2,565
VGI PCL, NVDR	134,400	33,808
Vinythai PCL, NVDR	23,400	15,287
WHA Corp. PCL, NVDR	137,100	13,652
Workpoint Entertainment PCL, NVDR	18,000	6,034
		5,324,136
Turkey — 0.7%
Akbank T.A.S.(1)	81,747	68,000
Aksa Akrilik Kimya Sanayii AS	18,545	17,567
Aksa Enerji Uretim AS(1)	6,406	4,382
Aksigorta AS	2,846	2,652
Alarko Holding AS(1)	3,738	2,782
Albaraka Turk Katilim Bankasi AS(1)	27,990	5,605
Anadolu Cam Sanayii AS	4,179	2,592
Anadolu Efes Biracilik Ve Malt Sanayii AS(1)	4,440	12,091
Aselsan Elektronik Sanayi Ve Ticaret AS	4,921	21,777
AvivaSA Emeklilik ve Hayat AS	1,764	3,411
Aygaz AS	3,873	6,071
BIM Birlesik Magazalar AS	10,874	103,864

Borusan Mannesmann Boru Sanayi ve Ticaret AS(1)	2,049	3,149
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	2,325	3,785
Cimsa Cimento Sanayi VE Ticaret AS(1)	2,698	3,140
Coca-Cola Icecek AS	3,819	22,636
Deva Holding AS	3,667	10,072
Dogan Sirketler Grubu Holding AS	85,221	23,874
Dogus Otomotiv Servis ve Ticaret AS	2,055	3,240
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	9,061	7,451
Eregli Demir ve Celik Fabrikalari TAS(1)	52,244	61,525
Ford Otomotiv Sanayi AS	1,661	15,092
Gubre Fabrikalari TAS(1)	4,967	16,494
Haci Omer Sabanci Holding AS	54,400	66,373
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	16,546	35,810
Is Yatirim Menkul Degerler AS	25,250	21,388
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	83,613	30,680
KOC Holding AS	11,908	28,236
Koza Altin Isletmeleri AS(1)	1,517	16,409
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	23,756	42,140
Logo Yazilim Sanayi Ve Ticaret AS(1)	353	3,871
Mavi Giyim Sanayi Ve Ticaret AS, B Shares(1)	1,191	7,907
Migros Ticaret AS(1)	4,921	24,063
Nuh Cimento Sanayi AS	7,257	13,731
Pegasus Hava Tasimaciligi AS(1)	3,865	33,893
Petkim Petrokimya Holding AS(1)	10,587	5,475
Sekerbank Turk AS(1)	17,830	2,971
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	17,421	20,796
Soda Sanayii AS	17,214	14,200
Sok Marketler Ticaret AS(1)	9,399	16,152
TAV Havalimanlari Holding AS	13,248	39,563
Tekfen Holding AS	11,621	23,807
Trakya Cam Sanayii AS	36,576	17,221
Tupras Turkiye Petrol Rafinerileri AS(1)	2,867	36,071
Turk Hava Yollari AO(1)	36,108	66,784
Turk Traktor ve Ziraat Makineleri AS	726	6,521
Turkcell Iletisim Hizmetleri AS, ADR	15,004	77,721
Turkiye Garanti Bankasi AS(1)	73,447	83,947
Turkiye Halk Bankasi AS(1)	45,266	35,211
Turkiye Is Bankasi AS, C Shares(1)	62,029	45,156
Turkiye Sinai Kalkinma Bankasi AS(1)	130,251	20,945
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(1)	713	3,445
Vestel Elektronik Sanayi ve Ticaret AS(1)	10,351	21,581
Zorlu Enerji Elektrik Uretim AS(1)	11,590	2,422
		1,285,742
TOTAL COMMON STOCKS (Cost $190,731,600)		186,041,481
RIGHTS†
Brazil†
Natura & Co. Holding SA(1) (Cost $—)	1,656	1,434
WARRANTS†
Malaysia†
Serba Dinamik Holdings Bhd(1)	3,660	215

Thailand†
BTS Group Holdings PCL(1)	4,630	195
TOTAL WARRANTS (Cost $—)		410
TEMPORARY CASH INVESTMENTS†
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,573)	1,573	1,573
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $190,733,173)		186,044,898
OTHER ASSETS AND LIABILITIES — 0.3%		607,889
TOTAL NET ASSETS — 100.0%		$186,652,787

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	18.5%
Information Technology	16.6%
Consumer Discretionary	13.1%
Communication Services	10.4%
Materials	8.7%
Industrials	7.9%
Consumer Staples	7.0%
Energy	6.2%
Health Care	4.2%
Real Estate	4.0%
Utilities	3.1%
Cash and Equivalents*	0.3%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	4,357,925	6,984,688	—
Chile	421,343	924,631	—
China	20,558,505	45,165,964	—
Colombia	215,084	413,165	—
India	3,219,872	13,798,745	—
Indonesia	431,313	3,007,988	—
Mexico	1,333,293	2,814,804	—
Peru	501,795	—	—
Philippines	79,503	1,626,567	—
Russia	272,071	5,942,651	—
South Africa	2,639,575	5,375,233	—
South Korea	1,897,482	23,410,191	—
Taiwan	6,144,368	20,513,430	—
Turkey	77,721	1,208,021	—
Other Countries	—	12,705,553	—
Rights	—	1,434	—
Warrants	—	410	—
Temporary Cash Investments	1,573	—	—
	42,151,423	143,893,475	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.